================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3614

                           Rochester Fund Municipals
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 9/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.
ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

 Principal
  Amount                                                                                  Coupon      Maturity         Value
----------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes-112.5%
----------------------------------------------------------------------------------------------------------------------------
New York-78.8%
$1,035,000  Albany County, NY IDA (Albany College of Pharmacy)                             5.375%   12/01/2024    $1,041,355
----------------------------------------------------------------------------------------------------------------------------
 1,700,000  Albany County, NY IDA (Albany College of Pharmacy)                             5.625    12/01/2034     1,701,564
----------------------------------------------------------------------------------------------------------------------------
   605,000  Albany County, NY IDA (Wildwood Programs)                                      4.900    07/01/2021       521,347
----------------------------------------------------------------------------------------------------------------------------
 1,525,000  Albany, NY Capital Resource Corp. (College Saint Rose)                         5.375    07/01/2026     1,572,153
----------------------------------------------------------------------------------------------------------------------------
 1,315,000  Albany, NY Capital Resource Corp. (College Saint Rose)                         5.625    07/01/2031     1,356,199
 ----------------------------------------------------------------------------------------------------------------------------
 3,670,000  Albany, NY Capital Resource Corp. (College Saint Rose)                         5.875    07/01/2041     3,800,469
----------------------------------------------------------------------------------------------------------------------------
 1,420,000  Albany, NY Hsg. Authority (Lark Drive)                                         5.500    12/01/2028     1,430,792
----------------------------------------------------------------------------------------------------------------------------
    80,000  Albany, NY IDA (Albany Municipal Golf Course Clubhouse)                        7.500    05/01/2012        80,237
----------------------------------------------------------------------------------------------------------------------------
   725,000  Albany, NY IDA (Albany Rehabilitation)                                         8.375    06/01/2023       725,471
----------------------------------------------------------------------------------------------------------------------------
 3,125,000  Albany, NY IDA (Brighter Choice Charter School)                                5.000    04/01/2027     2,769,125
----------------------------------------------------------------------------------------------------------------------------
 1,350,000  Albany, NY IDA (Brighter Choice Charter School)                                5.000    04/01/2032     1,155,060
----------------------------------------------------------------------------------------------------------------------------
   900,000  Albany, NY IDA (Brighter Choice Charter School)                                5.000    04/01/2037       742,608
----------------------------------------------------------------------------------------------------------------------------
 7,005,000  Albany, NY IDA (Charitable Leadership)                                         5.750    07/01/2026     4,208,604
----------------------------------------------------------------------------------------------------------------------------
   900,000  Albany, NY IDA (New Covenant Charter School)(1)                                7.000    05/01/2025       225,054
----------------------------------------------------------------------------------------------------------------------------
 1,080,000  Albany, NY IDA (Sage Colleges)                                                 5.250    04/01/2019     1,019,174
----------------------------------------------------------------------------------------------------------------------------
 1,760,000  Albany, NY IDA (Sage Colleges)                                                 5.300    04/01/2029     1,477,942
----------------------------------------------------------------------------------------------------------------------------
 1,770,000  Albany, NY Parking Authority                                                   7.052(2) 11/01/2017     1,353,997
----------------------------------------------------------------------------------------------------------------------------
   650,000  Amherst, NY IDA (Asbury Pointe)                                                5.800    02/01/2015       639,145
----------------------------------------------------------------------------------------------------------------------------
    45,000  Amherst, NY IDA (Asbury Pointe)                                                6.000    02/01/2023        41,447
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  Amherst, NY IDA (Asbury Pointe)                                                6.000    02/01/2029     2,579,010
----------------------------------------------------------------------------------------------------------------------------
 5,380,000  Amherst, NY IDA (Beechwood Health Care Center)                                 5.200    01/01/2040     4,178,861
----------------------------------------------------------------------------------------------------------------------------
    50,000  Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)                               5.250    08/01/2031        48,941
----------------------------------------------------------------------------------------------------------------------------
   875,000  Blauvelt, NY Volunteer Fire Company                                            6.250    10/15/2017       866,320
----------------------------------------------------------------------------------------------------------------------------
 2,735,000  Brookhaven, NY IDA (Enecon Corp.)                                              6.300    11/01/2033     2,372,695
----------------------------------------------------------------------------------------------------------------------------
 2,135,000  Brookhaven, NY IDA (Stony Brook Foundation)                                    6.500    11/01/2020     2,158,186
----------------------------------------------------------------------------------------------------------------------------
    95,000  Broome County, NY IDA (University Plaza)                                       5.000    08/01/2025        82,038
----------------------------------------------------------------------------------------------------------------------------
 3,030,000  Broome County, NY IDA (University Plaza)                                       5.000    08/01/2036     2,368,006
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Broome County, NY IDA (University Plaza)                                       5.100    08/01/2030       827,320
----------------------------------------------------------------------------------------------------------------------------
 1,250,000  Broome County, NY IDA (University Plaza)                                       5.100    08/01/2036       991,738
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  Broome County, NY IDA (University Plaza)                                       5.200    08/01/2030     2,513,730
----------------------------------------------------------------------------------------------------------------------------
 4,450,000  Broome County, NY IDA (University Plaza)                                       5.200    08/01/2036     3,583,407
----------------------------------------------------------------------------------------------------------------------------
 1,770,000  Buffalo & Erie County, NY Industrial Land Devel.
            (Buffalo State College Foundation Hsg. Corp.)                                  5.375    10/01/2041     1,865,580
----------------------------------------------------------------------------------------------------------------------------
   870,000  Buffalo & Erie County, NY Industrial Land Devel.
            (Buffalo State College Foundation Hsg. Corp.)                                  6.000    10/01/2031       973,217
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)                          5.750    11/01/2030     2,763,450
----------------------------------------------------------------------------------------------------------------------------
   915,000  Canton, NY Human Services Initiatives                                          5.700    09/01/2024       920,719
----------------------------------------------------------------------------------------------------------------------------
 1,155,000  Canton, NY Human Services Initiatives                                          5.750    09/01/2032     1,141,105
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)     5.000    05/01/2040     1,021,310
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)     5.000    05/01/2045     1,019,180
----------------------------------------------------------------------------------------------------------------------------
 1,230,000  Cattaraugus County, NY IDA (St. Bonaventure University)                        5.450    09/15/2019     1,230,246
----------------------------------------------------------------------------------------------------------------------------

1 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

 Principal
  Amount                                                                           Coupon     Maturity          Value
---------------------------------------------------------------------------------------------------------------------
New York Continued
---------------------------------------------------------------------------------------------------------------------
$ 9,775,000  Cayuga County, NY COP (Auburn Memorial Hospital)                      6.000%   01/01/2021    $ 9,781,061
---------------------------------------------------------------------------------------------------------------------
     95,000  Chautauqua, NY Utility District                                       5.000    06/01/2023        100,611
---------------------------------------------------------------------------------------------------------------------
    105,000  Chautauqua, NY Utility District                                       5.000    06/01/2025        110,179
---------------------------------------------------------------------------------------------------------------------
    960,000  Chemung County, NY IDA (Hathorn Redevel. Company)                     4.850    07/01/2023        976,253
---------------------------------------------------------------------------------------------------------------------
  1,515,000  Chemung County, NY IDA (Hathorn Redevel. Company)                     5.000    07/01/2033      1,523,969
---------------------------------------------------------------------------------------------------------------------
    300,000  Clifton Springs, NY Hospital & Clinic                                 7.650    01/01/2012        300,087
---------------------------------------------------------------------------------------------------------------------
  2,050,000  Clifton Springs, NY Hospital & Clinic                                 8.000    01/01/2020      2,050,595
---------------------------------------------------------------------------------------------------------------------
     35,000  Cohoes, NY GO                                                         6.200    03/15/2012         35,144
---------------------------------------------------------------------------------------------------------------------
     25,000  Cohoes, NY GO                                                         6.200    03/15/2013         25,097
---------------------------------------------------------------------------------------------------------------------
     25,000  Cohoes, NY GO                                                         6.250    03/15/2014         25,095
---------------------------------------------------------------------------------------------------------------------
     25,000  Cohoes, NY GO                                                         6.250    03/15/2015         25,091
---------------------------------------------------------------------------------------------------------------------
     25,000  Cohoes, NY GO                                                         6.250    03/15/2016         25,085
---------------------------------------------------------------------------------------------------------------------
    910,000  Columbia County, NY IDA (Berkshire Farms)                             7.500    12/30/2014        868,968
---------------------------------------------------------------------------------------------------------------------
  3,300,000  Corinth, NY IDA (International Paper Company)                         5.750    02/01/2022      3,339,600
---------------------------------------------------------------------------------------------------------------------
  5,370,000  Cortland County, NY IDA (Cortland Memorial Hospital)                  5.250    07/01/2032      4,939,809
---------------------------------------------------------------------------------------------------------------------
  2,200,000  Dutchess County, NY IDA (Elant Fishkill)                              5.250    01/01/2037      1,653,520
---------------------------------------------------------------------------------------------------------------------
    800,000  Dutchess County, NY IDA (St. Francis Hospital)                        7.500    03/01/2029        781,952
---------------------------------------------------------------------------------------------------------------------
  3,250,000  Dutchess County, NY Local Devel. Corp. (Anderson Center Services)     6.000    10/01/2030      3,194,003
---------------------------------------------------------------------------------------------------------------------
    650,000  Dutchess County, NY Local Devel. Corp. (Health Quest System)          5.750    07/01/2040        671,821
---------------------------------------------------------------------------------------------------------------------
  1,000,000  Dutchess County, NY Water & Wastewater Authority                      5.400(2) 06/01/2027        522,570
---------------------------------------------------------------------------------------------------------------------
  3,055,000  East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)             7.750    10/01/2032      3,005,295
---------------------------------------------------------------------------------------------------------------------
  1,355,000  East Rochester, NY Hsg. Authority (Gates Senior Hsg.)                 6.125    04/20/2043      1,393,983
---------------------------------------------------------------------------------------------------------------------
  2,280,000  East Rochester, NY Hsg. Authority (Jefferson Park Apartments)         6.750    03/01/2030      2,234,012
---------------------------------------------------------------------------------------------------------------------
  1,700,000  East Rochester, NY Hsg. Authority (Woodland Village)                  5.500    08/01/2033      1,441,770
---------------------------------------------------------------------------------------------------------------------
  3,115,000  Elmira, NY Hsg. Authority (Eastgate Apartments)                       6.250    06/01/2044      2,479,758
---------------------------------------------------------------------------------------------------------------------
  1,385,000  Erie County, NY IDA (Air Cargo)                                       8.500    10/01/2015      1,385,596
---------------------------------------------------------------------------------------------------------------------
  1,735,000  Erie County, NY IDA (Buffalo City School District)                    5.250    05/01/2030      1,909,853
---------------------------------------------------------------------------------------------------------------------
  1,465,000  Erie County, NY IDA (Buffalo City School District)                    5.250    05/01/2031      1,605,288
---------------------------------------------------------------------------------------------------------------------
    865,000  Erie County, NY IDA (Buffalo City School District)                    5.250    05/01/2032        944,243
---------------------------------------------------------------------------------------------------------------------
  7,000,000  Erie County, NY IDA (Charter School Applied Tech)                     6.875    06/01/2035      7,071,540
---------------------------------------------------------------------------------------------------------------------
  1,960,000  Erie County, NY IDA (DePaul Properties)                               5.750    09/01/2028      1,795,321
---------------------------------------------------------------------------------------------------------------------
  1,850,000  Erie County, NY IDA (DePaul Properties)                               6.500    09/01/2018      1,857,012
---------------------------------------------------------------------------------------------------------------------
  1,720,000  Erie County, NY IDA (Global Concepts Charter School)                  6.250    10/01/2037      1,555,138
---------------------------------------------------------------------------------------------------------------------
 11,310,000  Erie County, NY IDA (Medaille College)                                7.625    04/01/2035     11,902,192
---------------------------------------------------------------------------------------------------------------------
  9,900,000  Erie County, NY IDA (Orchard Park CCRC)                               6.000    11/15/2026      8,255,511
---------------------------------------------------------------------------------------------------------------------
  6,860,000  Erie County, NY IDA (Orchard Park CCRC)                               6.000    11/15/2036      5,269,029
---------------------------------------------------------------------------------------------------------------------
  1,415,000  Erie County, NY IDA (The Episcopal Church Home)                       6.000    02/01/2028      1,401,798
---------------------------------------------------------------------------------------------------------------------
 25,290,000  Erie County, NY Tobacco Asset Securitization Corp.                    5.000    06/01/2038     18,381,025
---------------------------------------------------------------------------------------------------------------------
 72,595,000  Erie County, NY Tobacco Asset Securitization Corp.                    5.000    06/01/2045     50,881,110
---------------------------------------------------------------------------------------------------------------------
 93,000,000  Erie County, NY Tobacco Asset Securitization Corp.                    6.140(2) 06/01/2047      2,499,840
---------------------------------------------------------------------------------------------------------------------

2 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

   Principal
    Amount                                                                                 Coupon       Maturity          Value
-------------------------------------------------------------------------------------------------------------------------------
New York Continued
-------------------------------------------------------------------------------------------------------------------------------
$  135,450,000  Erie County, NY Tobacco Asset Securitization Corp.                          6.488%(2) 06/01/2050    $ 2,234,925
-------------------------------------------------------------------------------------------------------------------------------
   194,300,000  Erie County, NY Tobacco Asset Securitization Corp.                          7.196(2)  06/01/2055      1,540,799
-------------------------------------------------------------------------------------------------------------------------------
 1,024,000,000  Erie County, NY Tobacco Asset Securitization Corp.                          7.650(2)  06/01/2060      4,669,440
-------------------------------------------------------------------------------------------------------------------------------
     1,410,000  Essex County, NY IDA (International Paper Company)                          4.600     03/01/2027      1,280,520
-------------------------------------------------------------------------------------------------------------------------------
     2,300,000  Essex County, NY IDA (International Paper Company)                          6.450     11/15/2023      2,303,680
-------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Essex County, NY IDA (International Paper Company)                          6.625     09/01/2032      1,602,615
-------------------------------------------------------------------------------------------------------------------------------
       975,000  Essex County, NY IDA (North Country Community College Foundation)           5.000     06/01/2020      1,031,969
-------------------------------------------------------------------------------------------------------------------------------
       320,000  Essex County, NY IDA (North Country Community College Foundation)           5.000     06/01/2020        338,698
-------------------------------------------------------------------------------------------------------------------------------
     1,235,000  Essex County, NY IDA (North Country Community College Foundation)           5.200     06/01/2025      1,280,139
-------------------------------------------------------------------------------------------------------------------------------
       410,000  Essex County, NY IDA (North Country Community College Foundation)           5.200     06/01/2025        424,986
-------------------------------------------------------------------------------------------------------------------------------
     1,100,000  Essex County, NY IDA (North Country Community College Foundation)           5.300     06/01/2035      1,115,829
-------------------------------------------------------------------------------------------------------------------------------
     1,850,000  Essex County, NY IDA Solid Waste Disposal (International Paper Company)     5.500     08/15/2022      1,850,037
-------------------------------------------------------------------------------------------------------------------------------
     1,625,000  Essex County, NY IDA Solid Waste Disposal (International Paper Company)     5.500     10/01/2026      1,627,909
-------------------------------------------------------------------------------------------------------------------------------
     5,680,000  Franklin County, NY IDA (Adirondack Medical Center)                         5.500     12/01/2029      5,682,613
-------------------------------------------------------------------------------------------------------------------------------
       900,000  Franklin County, NY IDA (North Country Community College Foundation)        5.200     06/01/2025        932,895
-------------------------------------------------------------------------------------------------------------------------------
     1,075,000  Green Island, NY Power Authority                                            5.125     12/15/2024      1,096,016
-------------------------------------------------------------------------------------------------------------------------------
     2,210,000  Green Island, NY Power Authority                                            6.000     12/15/2020      2,240,410
-------------------------------------------------------------------------------------------------------------------------------
     1,695,000  Green Island, NY Power Authority                                            6.000     12/15/2025      1,715,798
-------------------------------------------------------------------------------------------------------------------------------
       105,000  Hempstead, NY IDA (Dentaco Corp.)                                           7.250     11/01/2012        104,601
-------------------------------------------------------------------------------------------------------------------------------
     1,270,000  Hempstead, NY IDA (Dentaco Corp.)                                           8.250     11/01/2025      1,265,326
-------------------------------------------------------------------------------------------------------------------------------
     7,930,000  Hempstead, NY IDA (Franklin Hospital Medical Center)                        6.375     11/01/2018      7,932,855
-------------------------------------------------------------------------------------------------------------------------------
     7,460,000  Hempstead, NY IDA (Franklin Hospital Medical Center)                        7.750     11/01/2021      7,684,844
-------------------------------------------------------------------------------------------------------------------------------
    25,260,000  Hempstead, NY IDA (Lynbrook Facilities)                                     6.500     11/01/2042     18,867,957
-------------------------------------------------------------------------------------------------------------------------------
     3,665,000  Hempstead, NY IDA (Peninsula Counseling Center)                             6.500     11/01/2038      3,249,975
-------------------------------------------------------------------------------------------------------------------------------
     5,680,000  Hempstead, NY IDA (South Shore Y JCC)                                       6.750     11/01/2024      5,154,316
-------------------------------------------------------------------------------------------------------------------------------
       835,000  Herkimer County, NY IDA (Folts Adult Home)                                  5.500     03/20/2040        889,667
-------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Herkimer County, NY IDA (Herkimer County College Foundation)                6.250     08/01/2034      1,006,600
-------------------------------------------------------------------------------------------------------------------------------
     1,285,000  Herkimer County, NY IDA (Herkimer County College Foundation)                6.400     11/01/2020      1,303,144
-------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Herkimer County, NY IDA (Herkimer County College Foundation)                6.500     11/01/2030      2,013,560
-------------------------------------------------------------------------------------------------------------------------------
    69,340,000  Hudson Yards, NY Infrastructure Corp.                                       5.000     02/15/2047     68,598,062
-------------------------------------------------------------------------------------------------------------------------------
    58,720,000  Hudson Yards, NY Infrastructure Corp.                                       5.000     02/15/2047     58,091,696
-------------------------------------------------------------------------------------------------------------------------------
       120,000  Huntington, NY Hsg. Authority (GJSR)                                        5.875     05/01/2019        119,717
-------------------------------------------------------------------------------------------------------------------------------
       840,000  Huntington, NY Hsg. Authority (GJSR)                                        6.000     05/01/2029        809,407
-------------------------------------------------------------------------------------------------------------------------------
     8,500,000  Huntington, NY Hsg. Authority (GJSR)                                        6.000     05/01/2039      7,775,375
-------------------------------------------------------------------------------------------------------------------------------
       635,000  Islip, NY IDA (Leeway School)                                               9.000     08/01/2021        639,832
-------------------------------------------------------------------------------------------------------------------------------

3 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal
    Amount                                                                               Coupon          Maturity        Value
------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------
 $ 15,265,000  Islip, NY IDA (Southside Hospital Civic Facilities)                        7.750%       12/01/2022  $15,445,890
------------------------------------------------------------------------------------------------------------------------------
    9,695,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                               6.250        12/01/2031    8,656,666
------------------------------------------------------------------------------------------------------------------------------
    1,125,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                               6.250        12/01/2031    1,004,513
------------------------------------------------------------------------------------------------------------------------------
   21,000,000  L.I., NY Power Authority, Series A                                         5.000        05/01/2038   21,850,920
------------------------------------------------------------------------------------------------------------------------------
    4,875,000  L.I., NY Power Authority, Series A                                         5.125        09/01/2029    4,882,166
------------------------------------------------------------------------------------------------------------------------------
       60,000  L.I., NY Power Authority, Series A                                         5.125        09/01/2029       60,088
------------------------------------------------------------------------------------------------------------------------------
    7,000,000  L.I., NY Power Authority, Series A                                         5.750        04/01/2039    7,828,100
------------------------------------------------------------------------------------------------------------------------------
    1,900,000  L.I., NY Power Authority, Series B                                         5.750        04/01/2033    2,106,549
------------------------------------------------------------------------------------------------------------------------------
    5,300,000  Madison County, NY IDA (Commons II Student Hsg.)                           5.000        06/01/2040    4,941,137
------------------------------------------------------------------------------------------------------------------------------
      850,000  Madison County, NY IDA (Morrisville State College Foundation)              5.000        06/01/2028      828,368
------------------------------------------------------------------------------------------------------------------------------
    1,100,000  Madison County, NY IDA (Morrisville State College Foundation)              5.000        06/01/2032    1,044,208
------------------------------------------------------------------------------------------------------------------------------
    1,320,000  Madison County, NY IDA (Oneida Healthcare Center)                          5.300        02/01/2021    1,325,504
------------------------------------------------------------------------------------------------------------------------------
    5,500,000  Madison County, NY IDA (Oneida Healthcare Center)                          5.350        02/01/2031    5,126,385
------------------------------------------------------------------------------------------------------------------------------
      570,000  Middletown, NY IDA (Flanagan Design & Display)(1)                          7.500        11/01/2018      496,869
------------------------------------------------------------------------------------------------------------------------------
    1,165,000  Middletown, NY IDA (YMCA)                                                  7.000        11/01/2019    1,165,338
------------------------------------------------------------------------------------------------------------------------------
       50,000  Monroe County, NY IDA (Cloverwood Senior Living)                           6.750        05/01/2023       48,822
------------------------------------------------------------------------------------------------------------------------------
      165,000  Monroe County, NY IDA (Cloverwood Senior Living)                           6.875        05/01/2033      180,591
------------------------------------------------------------------------------------------------------------------------------
      860,000  Monroe County, NY IDA (Cloverwood Senior Living)                           6.875        05/01/2033      828,808
------------------------------------------------------------------------------------------------------------------------------
    3,760,000  Monroe County, NY IDA (DePaul Community Facilities)                        5.875        02/01/2028    3,496,650
------------------------------------------------------------------------------------------------------------------------------
    2,460,000  Monroe County, NY IDA (Parma Senior Hsg. Assoc.)                           6.500        12/01/2042    2,194,271
------------------------------------------------------------------------------------------------------------------------------
    2,915,000  Monroe County, NY IDA (Rochester Institute of Technology)                  5.375        04/01/2029    2,770,708
------------------------------------------------------------------------------------------------------------------------------
    1,750,000  Monroe County, NY IDA (St. John Fisher College)                            5.250        06/01/2026    1,759,030
------------------------------------------------------------------------------------------------------------------------------
    3,210,000  Monroe County, NY IDA (St. John Fisher College)                            5.375        06/01/2024    3,212,857
------------------------------------------------------------------------------------------------------------------------------
    2,175,000  Monroe County, NY IDA (Summit at Brighton)                                 5.375        07/01/2032    1,504,339
------------------------------------------------------------------------------------------------------------------------------
    3,660,000  Monroe County, NY IDA (Summit at Brighton)                                 5.500        07/01/2027    2,780,905
------------------------------------------------------------------------------------------------------------------------------
      600,000  Monroe County, NY IDA (Volunteers of America)                              5.700        08/01/2018      570,138
------------------------------------------------------------------------------------------------------------------------------
    2,765,000  Monroe County, NY IDA (Volunteers of America)                              5.750        08/01/2028    2,467,348
------------------------------------------------------------------------------------------------------------------------------
      850,000  Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)  5.000        10/01/2026      873,919
------------------------------------------------------------------------------------------------------------------------------
      500,000  Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)  5.250        10/01/2031      513,110
------------------------------------------------------------------------------------------------------------------------------
    1,825,000  Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)  5.500        10/01/2041    1,880,918
------------------------------------------------------------------------------------------------------------------------------
      850,000  Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)        5.625        06/01/2026      892,271
------------------------------------------------------------------------------------------------------------------------------
    1,495,000  Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)        6.000        06/01/2034    1,570,946
------------------------------------------------------------------------------------------------------------------------------
   15,000,000  Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)       5.750        08/15/2035   16,767,150
------------------------------------------------------------------------------------------------------------------------------
  650,000,000  Monroe County, NY Tobacco Asset Securitization Corp. (TASC)                7.701(2)     06/01/2061    2,652,000
------------------------------------------------------------------------------------------------------------------------------
      580,000  Monroe, NY Newpower Corp                                                   5.625        01/01/2026      580,029
------------------------------------------------------------------------------------------------------------------------------
    2,265,000  Monroe, NY Newpower Corp.                                                  5.500        01/01/2034    2,137,798
------------------------------------------------------------------------------------------------------------------------------
      600,000  Mount Vernon, NY IDA (Kings Court)                                         5.200        12/01/2033      607,008
------------------------------------------------------------------------------------------------------------------------------
    2,065,000  Mount Vernon, NY IDA (Meadowview)                                          6.150        06/01/2019    2,025,311
------------------------------------------------------------------------------------------------------------------------------

4 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

   Principal
    Amount                                                                         Coupon          Maturity        Value
------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------
  $    2,600,000  Mount Vernon, NY IDA (Meadowview)                                 6.200%       06/01/2029  $ 2,388,178
------------------------------------------------------------------------------------------------------------------------
         802,824  Municipal Assistance Corp. for Troy, NY                           5.733(2)     07/15/2021      574,164
------------------------------------------------------------------------------------------------------------------------
       1,218,573  Municipal Assistance Corp. for Troy, NY                           5.741(2)     01/15/2022      845,093
------------------------------------------------------------------------------------------------------------------------
         690,000  Nassau County, NY IDA (ACDS)                                      5.950        11/01/2022      637,608
------------------------------------------------------------------------------------------------------------------------
         365,000  Nassau County, NY IDA (ALIA-ACDS)                                 7.500        06/01/2015      368,351
------------------------------------------------------------------------------------------------------------------------
       2,600,000  Nassau County, NY IDA (ALIA-ACLD)                                 6.250        09/01/2022    2,463,760
------------------------------------------------------------------------------------------------------------------------
         145,000  Nassau County, NY IDA (ALIA-ACLD)                                 7.125        06/01/2017      146,888
------------------------------------------------------------------------------------------------------------------------
         180,000  Nassau County, NY IDA (ALIA-ACLD)                                 7.500        06/01/2015      181,652
------------------------------------------------------------------------------------------------------------------------
       3,340,000  Nassau County, NY IDA (ALIA-CSMR)                                 7.000        11/01/2016    3,374,970
------------------------------------------------------------------------------------------------------------------------
       2,120,000  Nassau County, NY IDA (ALIA-CSMR)                                 7.125        06/01/2017    2,147,602
------------------------------------------------------------------------------------------------------------------------
         915,000  Nassau County, NY IDA (ALIA-CSMR)                                 7.500        06/01/2015      923,400
------------------------------------------------------------------------------------------------------------------------
          40,000  Nassau County, NY IDA (ALIA-FREE)                                 7.125        06/01/2012       40,340
------------------------------------------------------------------------------------------------------------------------
       1,125,000  Nassau County, NY IDA (ALIA-FREE)                                 7.500        06/01/2015    1,135,328
------------------------------------------------------------------------------------------------------------------------
       4,030,000  Nassau County, NY IDA (ALIA-FREE)                                 8.150        06/01/2030    4,058,573
------------------------------------------------------------------------------------------------------------------------
       5,960,000  Nassau County, NY IDA (ALIA-FREE)                                 8.250        06/01/2032    6,060,009
------------------------------------------------------------------------------------------------------------------------
         565,000  Nassau County, NY IDA (ALIA-HH)                                   7.125        06/01/2017      572,356
------------------------------------------------------------------------------------------------------------------------
         435,000  Nassau County, NY IDA (ALIA-HHS)                                  7.125        06/01/2017      440,664
------------------------------------------------------------------------------------------------------------------------
          90,000  Nassau County, NY IDA (ALIA-LVH)                                  7.500        06/01/2015       90,826
------------------------------------------------------------------------------------------------------------------------
       7,765,000  Nassau County, NY IDA (Amsterdam at Harborside)                   6.700        01/01/2043    7,538,728
------------------------------------------------------------------------------------------------------------------------
         270,000  Nassau County, NY IDA (CNGCS)                                     7.500        06/01/2015      272,479
------------------------------------------------------------------------------------------------------------------------
       2,245,000  Nassau County, NY IDA (CNGCS)                                     8.150        06/01/2030    2,260,917
------------------------------------------------------------------------------------------------------------------------
       4,800,000  Nassau County, NY IDA (CSMR)                                      5.950        11/01/2022    4,435,536
------------------------------------------------------------------------------------------------------------------------
         600,000  Nassau County, NY IDA (Epilepsy Foundation of L.I.)               5.950        11/01/2022      554,442
------------------------------------------------------------------------------------------------------------------------
       1,660,000  Nassau County, NY IDA (Hispanic Counseling Center)                6.500        11/01/2037    1,474,445
------------------------------------------------------------------------------------------------------------------------
       3,150,000  Nassau County, NY IDA (Keyspan-Glenwood Energy Center)            5.250        06/01/2027    3,196,746
------------------------------------------------------------------------------------------------------------------------
         600,000  Nassau County, NY IDA (Life's WORCA)                              5.950        11/01/2022      554,442
------------------------------------------------------------------------------------------------------------------------
       3,545,000  Nassau County, NY IDA (Little Village School)                     7.500        12/01/2031    3,571,800
------------------------------------------------------------------------------------------------------------------------
       3,535,000  Nassau County, NY IDA (New York Water Service Corp.)              5.000        12/01/2035    3,488,373
------------------------------------------------------------------------------------------------------------------------
       2,020,000  Nassau County, NY IDA (North Shore CFGA)                          6.750        05/01/2024    1,977,418
------------------------------------------------------------------------------------------------------------------------
       1,200,000  Nassau County, NY IDA (PLUS Group Home)                           6.150        11/01/2022    1,127,160
------------------------------------------------------------------------------------------------------------------------
       1,280,000  Nassau County, NY IDA (United Cerebral Palsy)                     6.250        11/01/2014    1,278,042
------------------------------------------------------------------------------------------------------------------------
         645,000  Nassau County, NY IDA (United Veteran's Beacon House)             6.500        11/01/2037      572,902
------------------------------------------------------------------------------------------------------------------------
         565,000  Nassau County, NY IDA, Series A-A                                 6.000        07/02/2021      530,196
------------------------------------------------------------------------------------------------------------------------
       6,200,000  Nassau County, NY IDA, Series A-B                                 6.000        07/01/2021    5,818,080
------------------------------------------------------------------------------------------------------------------------
         610,000  Nassau County, NY IDA, Series A-C                                 6.000        07/01/2021      572,424
------------------------------------------------------------------------------------------------------------------------
         695,000  Nassau County, NY IDA, Series A-D                                 6.000        07/01/2021      652,188
------------------------------------------------------------------------------------------------------------------------
     122,875,000  Nassau County, NY Tobacco Settlement Corp.                        5.125        06/01/2046   79,235,944
------------------------------------------------------------------------------------------------------------------------
       9,000,000  Nassau County, NY Tobacco Settlement Corp.                        5.250        06/01/2026    7,937,820
------------------------------------------------------------------------------------------------------------------------
      20,000,000  Nassau County, NY Tobacco Settlement Corp.                        5.820(2)     06/01/2046      663,400
------------------------------------------------------------------------------------------------------------------------
     105,975,000  Nassau County, NY Tobacco Settlement Corp.                        6.221(2)     06/01/2046    3,152,756
------------------------------------------------------------------------------------------------------------------------
   1,055,215,000  Nassau County, NY Tobacco Settlement Corp.                        6.537(2)     06/01/2060    6,025,278
------------------------------------------------------------------------------------------------------------------------
      40,000,000  Nassau County, NY Tobacco Settlement Corp.                        7.351(2)     06/01/2060      182,400
------------------------------------------------------------------------------------------------------------------------
      22,780,000  Nassau County, NY Tobacco Settlement Corp. (TASC)                 5.000        06/01/2035   16,632,589
------------------------------------------------------------------------------------------------------------------------
       3,670,000  New Rochelle, NY IDA (Soundview Apartments)                       5.375        04/01/2036    3,727,252
------------------------------------------------------------------------------------------------------------------------
       2,500,000  Niagara County, NY IDA (Niagara Falls Memorial Medical Center)    5.750        06/01/2018    2,456,900
------------------------------------------------------------------------------------------------------------------------

5 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

   Principal
    Amount                                                                                    Coupon          Maturity        Value
-----------------------------------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------------------------------
 $    1,500,000  Niagara County, NY IDA (Niagara University)                                   5.350%       11/01/2023  $ 1,516,155
-----------------------------------------------------------------------------------------------------------------------------------
         20,000  Niagara County, NY Tobacco Asset Securitization Corp.                         5.750        05/15/2022       19,257
-----------------------------------------------------------------------------------------------------------------------------------
      1,480,000  Niagara County, NY Tobacco Asset Securitization Corp.                         6.250        05/15/2034    1,350,811
-----------------------------------------------------------------------------------------------------------------------------------
      6,295,000  Niagara County, NY Tobacco Asset Securitization Corp.                         6.250        05/15/2040    5,622,002
-----------------------------------------------------------------------------------------------------------------------------------
        125,000  Niagara Falls, NY Public Water Authority                                      5.500        07/15/2034      128,143
-----------------------------------------------------------------------------------------------------------------------------------
        355,000  Niagara, NY Frontier Transportation Authority (Buffalo Niagara
                  International Airport)                                                       5.000        04/01/2028      327,931
 -----------------------------------------------------------------------------------------------------------------------------------
      2,025,000  Niagara, NY Frontier Transportation Authority (Buffalo Niagara
                  International Airport)                                                       5.625        04/01/2029    1,982,009
-----------------------------------------------------------------------------------------------------------------------------------
      2,835,000  North Tonawanda, NY HDC (Bishop Gibbons Associates)                           7.375        12/15/2021    3,481,097
-----------------------------------------------------------------------------------------------------------------------------------
      6,750,000  NY Counties Tobacco Trust I                                                   6.250        06/01/2028    6,401,633
-----------------------------------------------------------------------------------------------------------------------------------
      6,235,000  NY Counties Tobacco Trust I                                                   6.500        06/01/2035    5,828,603
-----------------------------------------------------------------------------------------------------------------------------------
     19,230,000  NY Counties Tobacco Trust I                                                   6.625        06/01/2042   17,990,434
-----------------------------------------------------------------------------------------------------------------------------------
     29,800,000  NY Counties Tobacco Trust II (TASC)                                           5.625        06/01/2035   23,816,756
-----------------------------------------------------------------------------------------------------------------------------------
     53,880,000  NY Counties Tobacco Trust II (TASC)                                           5.750        06/01/2043   41,017,766
-----------------------------------------------------------------------------------------------------------------------------------
        245,000  NY Counties Tobacco Trust III                                                 6.000        06/01/2043      209,960
-----------------------------------------------------------------------------------------------------------------------------------
      7,000,000  NY Counties Tobacco Trust IV                                                  5.000        06/01/2038    4,962,650
-----------------------------------------------------------------------------------------------------------------------------------
    131,335,000  NY Counties Tobacco Trust IV                                                  5.920(2)     06/01/2050    2,604,373
-----------------------------------------------------------------------------------------------------------------------------------
    304,690,000  NY Counties Tobacco Trust IV                                                  6.395(2)     06/01/2055    2,958,540
-----------------------------------------------------------------------------------------------------------------------------------
    608,700,000  NY Counties Tobacco Trust IV                                                  6.816(2)     06/01/2060    2,775,672
-----------------------------------------------------------------------------------------------------------------------------------
     52,535,000  NY Counties Tobacco Trust IV (TASC)                                           5.000        06/01/2042   36,613,743
-----------------------------------------------------------------------------------------------------------------------------------
     38,275,000  NY Counties Tobacco Trust IV (TASC)                                           5.000        06/01/2045   25,937,437
-----------------------------------------------------------------------------------------------------------------------------------
     82,500,000  NY Counties Tobacco Trust IV (TASC)                                           6.250        06/01/2041   79,767,600
-----------------------------------------------------------------------------------------------------------------------------------
    236,140,000  NY Counties Tobacco Trust V                                                   6.070(2)     06/01/2038   17,188,631
-----------------------------------------------------------------------------------------------------------------------------------
    598,653,613  NY Counties Tobacco Trust V                                                   6.210(2)     06/01/2050   14,164,144
-----------------------------------------------------------------------------------------------------------------------------------
    643,195,000  NY Counties Tobacco Trust V                                                   6.850(2)     06/01/2055    6,245,423
-----------------------------------------------------------------------------------------------------------------------------------
  3,845,000,000  NY Counties Tobacco Trust V                                                   7.846(2)     06/01/2060   17,533,200
-----------------------------------------------------------------------------------------------------------------------------------
     15,000,000  NY Liberty Devel. Corp. (Bank of America Tower)(3)                            5.125        01/15/2044   15,442,950
-----------------------------------------------------------------------------------------------------------------------------------
     62,345,000  NY Liberty Devel. Corp. (Bank of America Tower)(3)                            5.625        01/15/2046   66,306,096
-----------------------------------------------------------------------------------------------------------------------------------
      2,199,995  NY Liberty Devel. Corp. (National Sports Museum)(1)                           6.125        02/15/2019           22
-----------------------------------------------------------------------------------------------------------------------------------
      5,075,000  NY MTA Service Contract, Series A                                             5.125        01/01/2029    5,203,347
-----------------------------------------------------------------------------------------------------------------------------------
      2,800,000  NY MTA, Series 2008C                                                          6.500        11/15/2028    3,309,068
-----------------------------------------------------------------------------------------------------------------------------------
     41,560,000  NY MTA, Series A(3)                                                           5.000        11/15/2030   42,308,750
-----------------------------------------------------------------------------------------------------------------------------------
         20,000  NY MTA, Series A                                                              5.000        11/15/2032       20,258
-----------------------------------------------------------------------------------------------------------------------------------
      4,250,000  NY MTA, Series A                                                              5.000        11/15/2041    4,451,025
-----------------------------------------------------------------------------------------------------------------------------------
     10,330,000  NY MTA, Series A                                                              5.125        11/15/2031   10,518,316
-----------------------------------------------------------------------------------------------------------------------------------
      6,800,000  NY MTA, Series A                                                              5.250        11/15/2038    7,264,916
-----------------------------------------------------------------------------------------------------------------------------------
     18,280,000  NY MTA, Series A                                                              5.750        11/15/2032   19,017,415
-----------------------------------------------------------------------------------------------------------------------------------
      1,025,000  NY MTA, Series B                                                              1.250(4)     11/01/2022    1,025,000
-----------------------------------------------------------------------------------------------------------------------------------
         25,000  NY MTA, Series B                                                              5.000        01/01/2031       25,583
-----------------------------------------------------------------------------------------------------------------------------------
     16,745,000  NY MTA, Series B-2                                                            5.000        11/15/2033   17,989,991
-----------------------------------------------------------------------------------------------------------------------------------
     33,190,000  NY MTA, Series D                                                              5.250        11/15/2040   35,276,987
-----------------------------------------------------------------------------------------------------------------------------------
     29,720,000  NY Seneca Nation Indians Capital Improvements                                 5.000        12/01/2023   24,903,577
-----------------------------------------------------------------------------------------------------------------------------------
     15,300,000  NY Triborough Bridge & Tunnel Authority                                       1.800(4)     11/01/2035   15,300,000
-----------------------------------------------------------------------------------------------------------------------------------
      6,000,000  NY Triborough Bridge & Tunnel Authority                                       5.000        11/15/2025    6,277,320
-----------------------------------------------------------------------------------------------------------------------------------

6 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal
   Amount                                                             Coupon          Maturity         Value
------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------
 $     25,000  NY Triborough Bridge & Tunnel Authority                 5.000%       01/01/2032  $     25,075
------------------------------------------------------------------------------------------------------------
    6,470,000  NY Triborough Bridge & Tunnel Authority                 5.000        11/15/2037     6,868,099
------------------------------------------------------------------------------------------------------------
   33,060,000  NY Triborough Bridge & Tunnel Authority, Series A(3)    5.000        01/01/2027    33,363,959
------------------------------------------------------------------------------------------------------------
       30,000  NY Triborough Bridge & Tunnel Authority, Series B       5.125        11/15/2029        31,146
------------------------------------------------------------------------------------------------------------
   13,950,000  NY TSASC, Inc. (TFABs)                                  5.000        06/01/2026    13,000,005
------------------------------------------------------------------------------------------------------------
  250,510,000  NY TSASC, Inc. (TFABs)                                  5.000        06/01/2034   190,708,253
------------------------------------------------------------------------------------------------------------
  322,515,000  NY TSASC, Inc. (TFABs)                                  5.125        06/01/2042   226,676,405
------------------------------------------------------------------------------------------------------------
    5,000,000  NYC Capital Resources Corp. (Albee Retail Devel.)       7.250        11/01/2042     4,997,350
------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                  5.000        06/01/2020        16,699
------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                                  5.000        03/01/2025        26,284
------------------------------------------------------------------------------------------------------------
   10,920,000  NYC GO(3)                                               5.000        08/01/2030    11,363,352
------------------------------------------------------------------------------------------------------------
   12,455,000  NYC GO(3)                                               5.000        12/01/2033    12,815,682
------------------------------------------------------------------------------------------------------------
   10,000,000  NYC GO(5)                                               5.000        10/01/2034    10,796,300
------------------------------------------------------------------------------------------------------------
   12,765,000  NYC GO(3)                                               5.000        03/01/2035    13,174,619
------------------------------------------------------------------------------------------------------------
    5,400,000  NYC GO(3)                                               5.000        08/01/2035     5,592,675
------------------------------------------------------------------------------------------------------------
    3,800,000  NYC GO                                                  5.000        08/01/2035     4,095,070
------------------------------------------------------------------------------------------------------------
    8,405,000  NYC GO                                                  5.000        05/15/2036     8,926,782
------------------------------------------------------------------------------------------------------------
       60,000  NYC GO                                                  5.100        11/01/2019        60,856
------------------------------------------------------------------------------------------------------------
   20,000,000  NYC GO(3)                                               5.250        03/01/2021    23,457,600
------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                  5.250        08/01/2021         5,017
------------------------------------------------------------------------------------------------------------
    3,110,000  NYC GO                                                  5.250        06/01/2027     3,215,336
------------------------------------------------------------------------------------------------------------
   22,420,000  NYC GO                                                  5.250        06/01/2027    23,027,582
------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                  5.375        12/01/2026         5,031
------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                  5.375        03/01/2027         5,357
------------------------------------------------------------------------------------------------------------
      140,000  NYC GO                                                  5.375        06/01/2032       144,858
------------------------------------------------------------------------------------------------------------
   37,805,000  NYC GO                                                  5.375        06/01/2032    38,860,894
------------------------------------------------------------------------------------------------------------
       40,000  NYC GO                                                  5.500        08/01/2022        40,148
------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                  5.500        12/01/2031         5,034
------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                  5.950        08/01/2014         5,023
------------------------------------------------------------------------------------------------------------
       40,000  NYC GO                                                  6.154(2)     10/01/2012        39,782
------------------------------------------------------------------------------------------------------------
    2,000,000  NYC GO                                                  6.250        12/15/2031     2,339,960
------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                  7.250        08/15/2024        15,079
------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                  7.750        08/15/2028         5,111
------------------------------------------------------------------------------------------------------------
    1,475,000  NYC GO ROLs(6)                                         18.093(7)     05/15/2031     1,881,215
------------------------------------------------------------------------------------------------------------
    5,395,000  NYC GO ROLs(6)                                         18.104(7)     05/15/2036     6,734,686
------------------------------------------------------------------------------------------------------------
      875,000  NYC GO ROLs(6)                                         18.108(7)     05/15/2033     1,099,350
------------------------------------------------------------------------------------------------------------
       33,970  NYC HDC (Beekman)                                       6.500        10/15/2017        34,069
------------------------------------------------------------------------------------------------------------
      230,918  NYC HDC (Bridgeview III)                                6.500        12/15/2017       232,021
------------------------------------------------------------------------------------------------------------
      689,652  NYC HDC (Cadman Towers)                                 6.500        11/15/2018       692,948
------------------------------------------------------------------------------------------------------------
       44,272  NYC HDC (Essex Terrace)                                 6.500        07/15/2018        44,430
------------------------------------------------------------------------------------------------------------
      780,000  NYC HDC (Multifamily Hsg.)                              5.000        11/01/2030       770,991
------------------------------------------------------------------------------------------------------------
    3,500,000  NYC HDC (Multifamily Hsg.)(3)                           5.000        11/01/2037     3,512,652
------------------------------------------------------------------------------------------------------------
       60,000  NYC HDC (Multifamily Hsg.)                              5.050        11/01/2023        60,429
------------------------------------------------------------------------------------------------------------
    4,685,000  NYC HDC (Multifamily Hsg.)(3)                           5.050        11/01/2039     4,691,646
------------------------------------------------------------------------------------------------------------
    2,435,000  NYC HDC (Multifamily Hsg.)(3)                           5.100        11/01/2027     2,481,923
------------------------------------------------------------------------------------------------------------
    3,000,000  NYC HDC (Multifamily Hsg.)(3)                           5.125        11/01/2032     3,041,580
------------------------------------------------------------------------------------------------------------
    5,100,000  NYC HDC (Multifamily Hsg.)                              5.150        11/01/2037     5,157,681
------------------------------------------------------------------------------------------------------------
    1,675,000  NYC HDC (Multifamily Hsg.)                              5.200        11/01/2035     1,666,943
------------------------------------------------------------------------------------------------------------
    8,035,000  NYC HDC (Multifamily Hsg.)(3)                           5.200        11/01/2040     8,121,912
------------------------------------------------------------------------------------------------------------

7 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal
   Amount                                                           Coupon          Maturity         Value
----------------------------------------------------------------------------------------------------------
New York Continued
----------------------------------------------------------------------------------------------------------
 $ 14,110,000  NYC HDC (Multifamily Hsg.)(3)                         5.250%       11/01/2030  $ 14,372,177
----------------------------------------------------------------------------------------------------------
    7,205,000  NYC HDC (Multifamily Hsg.)                            5.250        11/01/2045     7,272,295
----------------------------------------------------------------------------------------------------------
    5,140,000  NYC HDC (Multifamily Hsg.)                            5.350        11/01/2037     5,250,716
----------------------------------------------------------------------------------------------------------
    1,215,000  NYC HDC (Multifamily Hsg.)                            5.350        05/01/2041     1,185,852
----------------------------------------------------------------------------------------------------------
       15,000  NYC HDC (Multifamily Hsg.)                            5.400        11/01/2033        15,005
----------------------------------------------------------------------------------------------------------
    3,735,000  NYC HDC (Multifamily Hsg.)                            5.450        11/01/2040     3,825,051
----------------------------------------------------------------------------------------------------------
    2,670,000  NYC HDC (Multifamily Hsg.)                            5.450        11/01/2046     2,600,233
----------------------------------------------------------------------------------------------------------
    3,090,000  NYC HDC (Multifamily Hsg.)(3)                         5.500        11/01/2034     3,237,529
----------------------------------------------------------------------------------------------------------
    2,840,000  NYC HDC (Multifamily Hsg.)(3)                         5.550        11/01/2039     2,990,577
----------------------------------------------------------------------------------------------------------
   10,910,000  NYC HDC (Multifamily Hsg.)(3)                         5.700        11/01/2046    11,490,616
----------------------------------------------------------------------------------------------------------
    6,495,000  NYC HDC (Multifamily Hsg.), Series A(3)               5.600        11/01/2042     6,525,851
----------------------------------------------------------------------------------------------------------
   31,100,000  NYC HDC (Multifamily Hsg.), Series B(3)               5.350        05/01/2049    31,510,028
----------------------------------------------------------------------------------------------------------
   11,250,000  NYC HDC (Multifamily Hsg.), Series C(3)               5.050        11/01/2036    11,243,589
----------------------------------------------------------------------------------------------------------
    8,365,000  NYC HDC (Multifamily Hsg.), Series C(3)               5.125        05/01/2040     8,410,533
----------------------------------------------------------------------------------------------------------
    1,000,000  NYC HDC (Multifamily Hsg.), Series E                  5.200        11/01/2033     1,003,320
----------------------------------------------------------------------------------------------------------
    2,155,000  NYC HDC (Multifamily Hsg.), Series F                  5.200        11/01/2032     2,162,219
----------------------------------------------------------------------------------------------------------
   13,180,000  NYC HDC (Multifamily Hsg.), Series G-1(3)             4.875        11/01/2039    13,172,489
----------------------------------------------------------------------------------------------------------
    1,345,000  NYC HDC (Multifamily Hsg.), Series H-2                5.200        11/01/2038     1,355,034
----------------------------------------------------------------------------------------------------------
    3,400,000  NYC HDC (Multifamily Hsg.), Series H-2                5.250        05/01/2046     3,418,360
----------------------------------------------------------------------------------------------------------
   15,510,000  NYC HDC (Multifamily Hsg.), Series I-2(3)             5.200        11/01/2038    15,501,161
----------------------------------------------------------------------------------------------------------
      796,592  NYC HDC (Ruppert)                                     6.500        11/15/2018       839,369
----------------------------------------------------------------------------------------------------------
      197,981  NYC HDC (St. Martin Tower)                            6.500        11/15/2018       198,927
----------------------------------------------------------------------------------------------------------
    2,750,000  NYC HDC, Series C(3)                                  5.000        11/01/2026     2,789,054
----------------------------------------------------------------------------------------------------------
      870,000  NYC IDA (A Very Special Place)                        5.750        01/01/2029       742,571
----------------------------------------------------------------------------------------------------------
    3,215,000  NYC IDA (Acme Architectural Products)                 6.375        11/01/2019     3,126,941
----------------------------------------------------------------------------------------------------------
   43,345,000  NYC IDA (AIRIS JFK I/JFK International Airport)       5.500        07/01/2028    37,616,091
----------------------------------------------------------------------------------------------------------
   19,915,000  NYC IDA (AIRIS JFK I/JFK International Airport)       6.000        07/01/2027    18,801,353
----------------------------------------------------------------------------------------------------------
      160,000  NYC IDA (Allied Metal)                                6.375        12/01/2014       156,827
----------------------------------------------------------------------------------------------------------
      940,000  NYC IDA (Allied Metal)                                7.125        12/01/2027       898,781
----------------------------------------------------------------------------------------------------------
    2,685,000  NYC IDA (Amboy Properties)                            6.750        06/01/2020     2,414,486
----------------------------------------------------------------------------------------------------------
    2,905,000  NYC IDA (American Airlines)                           5.400        07/01/2019     2,356,449
----------------------------------------------------------------------------------------------------------
   32,580,000  NYC IDA (American Airlines)                           5.400        07/01/2020    25,894,258
----------------------------------------------------------------------------------------------------------
   41,550,000  NYC IDA (American Airlines)                           6.900        08/01/2024    35,656,133
----------------------------------------------------------------------------------------------------------
      540,000  NYC IDA (American Airlines)                           7.500        08/01/2016       540,869
----------------------------------------------------------------------------------------------------------
   18,200,000  NYC IDA (American Airlines)                           7.625        08/01/2025    18,237,310
----------------------------------------------------------------------------------------------------------
   59,350,000  NYC IDA (American Airlines)                           7.750        08/01/2031    59,471,074
----------------------------------------------------------------------------------------------------------
   39,860,000  NYC IDA (American Airlines)                           8.000        08/01/2028    40,657,200
----------------------------------------------------------------------------------------------------------
  338,060,000  NYC IDA (American Airlines)                           8.500        08/01/2028   343,708,983
----------------------------------------------------------------------------------------------------------
    3,530,000  NYC IDA (American National Red Cross)                 5.000        02/01/2036     3,307,998
----------------------------------------------------------------------------------------------------------
    3,775,000  NYC IDA (Atlantic Paste & Glue Company)               6.625        11/01/2019     3,746,839
----------------------------------------------------------------------------------------------------------
      935,000  NYC IDA (Atlantic Veal & Lamb)                        8.375        12/01/2016       922,527
----------------------------------------------------------------------------------------------------------
      105,000  NYC IDA (Baco Enterprises)                            7.500        11/01/2011       105,016
----------------------------------------------------------------------------------------------------------
    1,685,000  NYC IDA (Baco Enterprises)                            8.500        11/01/2021     1,690,409
----------------------------------------------------------------------------------------------------------
    1,230,000  NYC IDA (Bark Frameworks)                             6.750        11/01/2019     1,171,501
----------------------------------------------------------------------------------------------------------
    5,500,000  NYC IDA (Beth Abraham Health Services)                6.500        02/15/2022     4,886,695
----------------------------------------------------------------------------------------------------------
    1,035,000  NYC IDA (Beth Abraham Health Services)                6.500        11/15/2027       935,009
----------------------------------------------------------------------------------------------------------
    4,220,000  NYC IDA (Beth Abraham Health Services)                6.500        11/15/2034     3,779,348
----------------------------------------------------------------------------------------------------------
   24,450,000  NYC IDA (British Airways)                             7.625        12/01/2032    24,622,373
----------------------------------------------------------------------------------------------------------
   97,130,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)    5.650        10/01/2028    78,750,090
----------------------------------------------------------------------------------------------------------

8 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal
   Amount                                                                 Coupon          Maturity         Value
----------------------------------------------------------------------------------------------------------------
New York Continued
----------------------------------------------------------------------------------------------------------------
 $153,620,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)          5.750%       10/01/2036  $120,359,734
----------------------------------------------------------------------------------------------------------------
   22,255,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)          6.200        10/01/2022    21,003,824
----------------------------------------------------------------------------------------------------------------
   16,205,000  NYC IDA (Calhoun School)                                    6.625        12/01/2034    16,047,001
----------------------------------------------------------------------------------------------------------------
    4,145,000  NYC IDA (Calhoun School)                                    6.625        12/01/2034     4,104,586
----------------------------------------------------------------------------------------------------------------
    2,895,000  NYC IDA (Center for Elimination of Family Violence)         7.375        11/01/2036     2,897,519
----------------------------------------------------------------------------------------------------------------
   15,100,000  NYC IDA (Center for Nursing/Rehabilitation)                 5.375        08/01/2027    13,097,589
----------------------------------------------------------------------------------------------------------------
    3,400,000  NYC IDA (Center for Nursing/Rehabilitation)                 5.375        08/01/2027     2,949,126
----------------------------------------------------------------------------------------------------------------
   29,135,000  NYC IDA (Chapin School)                                     5.000        11/01/2038    26,666,974
----------------------------------------------------------------------------------------------------------------
    1,490,000  NYC IDA (Comprehensive Care Management)                     6.000        05/01/2026     1,436,464
----------------------------------------------------------------------------------------------------------------
    3,145,000  NYC IDA (Comprehensive Care Management)                     6.125        11/01/2035     2,944,475
----------------------------------------------------------------------------------------------------------------
    1,490,000  NYC IDA (Comprehensive Care Management)                     6.375        11/01/2028     1,469,036
----------------------------------------------------------------------------------------------------------------
    3,760,000  NYC IDA (Comprehensive Care Management)                     6.375        11/01/2028     3,707,022
----------------------------------------------------------------------------------------------------------------
    1,220,000  NYC IDA (Comprehensive Care Management)                     7.875        12/01/2016     1,220,183
----------------------------------------------------------------------------------------------------------------
      225,000  NYC IDA (Comprehensive Care Management)                     8.000        12/01/2011       225,142
----------------------------------------------------------------------------------------------------------------
    1,310,000  NYC IDA (Cool Wind Ventilation)                             5.450        11/01/2017     1,150,088
----------------------------------------------------------------------------------------------------------------
    1,180,000  NYC IDA (Cool Wind Ventilation)                             5.450        11/01/2017     1,035,957
----------------------------------------------------------------------------------------------------------------
    5,685,000  NYC IDA (Cool Wind Ventilation)                             6.075        11/01/2027     4,436,801
----------------------------------------------------------------------------------------------------------------
      475,000  NYC IDA (Eger Harbor House)                                 5.875        05/20/2044       504,469
----------------------------------------------------------------------------------------------------------------
    5,500,000  NYC IDA (Family Support Systems)(1)                         7.500        11/01/2034     3,456,200
----------------------------------------------------------------------------------------------------------------
    1,385,000  NYC IDA (Good Shepherd Services)                            5.875        06/01/2014     1,386,551
----------------------------------------------------------------------------------------------------------------
    3,270,000  NYC IDA (Gourmet Boutique)                                  5.750        05/01/2021     2,682,087
----------------------------------------------------------------------------------------------------------------
    7,290,000  NYC IDA (Guttmacher Institute)                              5.750        12/01/2036     7,244,219
----------------------------------------------------------------------------------------------------------------
    1,985,000  NYC IDA (Herbert G. Birch Childhood Project)                8.375        02/01/2022     2,000,046
----------------------------------------------------------------------------------------------------------------
      800,000  NYC IDA (Independent Living Assoc.)                         6.200        07/01/2020       770,096
----------------------------------------------------------------------------------------------------------------
    5,000,000  NYC IDA (Liberty-7 World Trade Center)                      6.500        03/01/2035     5,021,250
----------------------------------------------------------------------------------------------------------------
   12,000,000  NYC IDA (Liberty-7 World Trade Center)                      6.750        03/01/2015    12,054,360
----------------------------------------------------------------------------------------------------------------
    2,405,000  NYC IDA (Little Red Schoolhouse)                            6.750        11/01/2018     2,405,794
----------------------------------------------------------------------------------------------------------------
    3,745,000  NYC IDA (Manhattan Community Access Corp.)                  6.000        12/01/2036     3,158,758
----------------------------------------------------------------------------------------------------------------
    1,895,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)    6.375        11/01/2038     1,622,897
----------------------------------------------------------------------------------------------------------------
    9,175,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)    6.375        11/01/2038     7,857,562
----------------------------------------------------------------------------------------------------------------
      680,000  NYC IDA (Marymount School of New York)                      5.125        09/01/2021       694,491
----------------------------------------------------------------------------------------------------------------
    4,010,000  NYC IDA (Marymount School of New York)                      5.250        09/01/2031     4,054,631
----------------------------------------------------------------------------------------------------------------
   17,075,000  NYC IDA (MediSys Health Network)                            6.250        03/15/2024    14,683,305
----------------------------------------------------------------------------------------------------------------
    8,405,000  NYC IDA (Metro Biofuels)                                    6.000        11/01/2028     6,976,402
----------------------------------------------------------------------------------------------------------------
    2,540,000  NYC IDA (Metropolitan College of New York)                  5.750        03/01/2020     2,568,092
----------------------------------------------------------------------------------------------------------------
    1,855,000  NYC IDA (Morrisons Pastry)                                  6.500        11/01/2019     1,782,099
----------------------------------------------------------------------------------------------------------------
       25,000  NYC IDA (NYU)                                               5.000        07/01/2041        25,066
----------------------------------------------------------------------------------------------------------------
   40,000,000  NYC IDA (NYU)(3)                                            5.250        07/01/2048    42,907,556
----------------------------------------------------------------------------------------------------------------
    2,935,000  NYC IDA (Petrocelli Electric)                               8.000        11/01/2017     2,898,782
----------------------------------------------------------------------------------------------------------------
      805,000  NYC IDA (Petrocelli Electric)                               8.000        11/01/2018       783,450
----------------------------------------------------------------------------------------------------------------
    1,830,000  NYC IDA (Precision Gear)                                    6.375        11/01/2024     1,822,698
----------------------------------------------------------------------------------------------------------------
    2,145,000  NYC IDA (Precision Gear)                                    6.375        11/01/2024     2,136,441
----------------------------------------------------------------------------------------------------------------
      865,000  NYC IDA (Precision Gear)                                    7.625        11/01/2024       873,218
----------------------------------------------------------------------------------------------------------------
    1,750,000  NYC IDA (PSCH)                                              6.375        07/01/2033     1,584,643
----------------------------------------------------------------------------------------------------------------
    6,800,000  NYC IDA (Reece School)                                      7.500        12/01/2037     6,081,784
----------------------------------------------------------------------------------------------------------------
    1,000,000  NYC IDA (Roundabout Theatre)                                5.000        10/01/2023       761,980
----------------------------------------------------------------------------------------------------------------
    3,785,000  NYC IDA (Sahadi Fine Foods)                                 6.750        11/01/2019     3,636,401
----------------------------------------------------------------------------------------------------------------

9 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

 Principal
  Amount                                                        Coupon          Maturity        Value
-----------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------
$   200,000 NYC IDA (Samaritan Aids Services)                    5.000%       11/01/2024  $   200,300
-----------------------------------------------------------------------------------------------------
    875,000 NYC IDA (SFTU/YAI/CRV Obligated Group)               5.000        07/01/2026      712,443
-----------------------------------------------------------------------------------------------------
  4,380,000 NYC IDA (Showman Fabricators)                        7.500        11/01/2028    3,437,205
-----------------------------------------------------------------------------------------------------
  3,005,000 NYC IDA (South Bronx Overall Economic Devel.)        8.625        12/01/2025    2,904,843
-----------------------------------------------------------------------------------------------------
  1,625,000 NYC IDA (Special Needs Facilities Pooled Program)    4.750        07/01/2020    1,422,834
-----------------------------------------------------------------------------------------------------
    995,000 NYC IDA (Special Needs Facilities Pooled Program)    5.250        07/01/2022      869,829
-----------------------------------------------------------------------------------------------------
  2,200,000 NYC IDA (Special Needs Facilities Pooled Program)    6.650        07/01/2023    2,199,802
-----------------------------------------------------------------------------------------------------
    520,000 NYC IDA (Special Needs Facilities Pooled Program)    7.875        08/01/2025      519,912
-----------------------------------------------------------------------------------------------------
  5,760,000 NYC IDA (Stallion)                                   5.500        11/01/2036    3,929,126
-----------------------------------------------------------------------------------------------------
    955,000 NYC IDA (Stallion)                                   6.000        11/01/2027      758,977
-----------------------------------------------------------------------------------------------------
     10,000 NYC IDA (Staten Island University Hospital)          6.375        07/01/2031       10,298
-----------------------------------------------------------------------------------------------------
    350,000 NYC IDA (Streamline Plastics)                        7.750        12/01/2015      349,986
-----------------------------------------------------------------------------------------------------
  1,275,000 NYC IDA (Streamline Plastics)                        8.125        12/01/2025    1,251,961
-----------------------------------------------------------------------------------------------------
  6,808,500 NYC IDA (Studio School)(1)                           7.000        11/01/2038    6,186,203
-----------------------------------------------------------------------------------------------------
    605,000 NYC IDA (Surprise Plastics)(1)                       7.500        11/01/2013      559,050
-----------------------------------------------------------------------------------------------------
  2,480,000 NYC IDA (Surprise Plastics)(1)                       8.500        11/01/2023    1,907,566
-----------------------------------------------------------------------------------------------------
  1,500,000 NYC IDA (Terminal One Group Assoc.)                  5.500        01/01/2021    1,589,805
-----------------------------------------------------------------------------------------------------
    380,000 NYC IDA (The Bank Street College)                    5.250        12/01/2021      386,669
-----------------------------------------------------------------------------------------------------
  1,000,000 NYC IDA (The Bank Street College)                    5.250        12/01/2030    1,001,550
-----------------------------------------------------------------------------------------------------
  8,800,000 NYC IDA (The Child School)                           7.550        06/01/2033    8,853,328
-----------------------------------------------------------------------------------------------------
  3,735,000 NYC IDA (Therapy & Learning Center)                  8.250        09/01/2031    3,788,747
-----------------------------------------------------------------------------------------------------
  8,845,000 NYC IDA (Tides Two Rivers Foundation)                5.650        12/01/2039    6,960,219
-----------------------------------------------------------------------------------------------------
 32,040,000 NYC IDA (Unicef)                                     5.300        11/01/2038   29,610,727
-----------------------------------------------------------------------------------------------------
  3,640,000 NYC IDA (Urban Resource Institute)                   7.375        11/01/2033    3,426,987
-----------------------------------------------------------------------------------------------------
  1,150,000 NYC IDA (Utleys)                                     7.375        11/01/2023    1,121,699
-----------------------------------------------------------------------------------------------------
  3,800,000 NYC IDA (Vaughn College Aeronautics)                 5.000        12/01/2021    3,582,526
-----------------------------------------------------------------------------------------------------
  1,330,000 NYC IDA (Vaughn College Aeronautics)                 5.000        12/01/2028    1,171,664
-----------------------------------------------------------------------------------------------------
  3,235,000 NYC IDA (Vaughn College Aeronautics)                 5.000        12/01/2028    2,849,873
-----------------------------------------------------------------------------------------------------
    900,000 NYC IDA (Vaughn College Aeronautics)                 5.000        12/01/2031      783,108
-----------------------------------------------------------------------------------------------------
  1,800,000 NYC IDA (Vaughn College Aeronautics)                 5.250        12/01/2036    1,575,090
-----------------------------------------------------------------------------------------------------
 11,200,000 NYC IDA (Visy Paper)                                 7.800        01/01/2016   11,210,528
-----------------------------------------------------------------------------------------------------
 70,500,000 NYC IDA (Visy Paper)                                 7.950        01/01/2028   70,498,590
-----------------------------------------------------------------------------------------------------
  1,930,000 NYC IDA (Vocational Instruction)(1)                  7.750        02/01/2033    1,077,731
-----------------------------------------------------------------------------------------------------
  1,555,000 NYC IDA (W & W Jewelers)                             8.250        02/01/2021    1,565,419
-----------------------------------------------------------------------------------------------------
  5,930,000 NYC IDA (Weizmann Institute)                         5.900        11/01/2034    5,548,108
-----------------------------------------------------------------------------------------------------
  2,900,000 NYC IDA (Weizmann Institute)                         5.900        11/01/2034    2,713,240
-----------------------------------------------------------------------------------------------------
  2,795,000 NYC IDA (Westchester Square Medical Center)          8.000        12/31/2011    1,951,776
-----------------------------------------------------------------------------------------------------
  6,160,000 NYC IDA (Westchester Square Medical Center)          8.375        11/01/2015    4,301,590
-----------------------------------------------------------------------------------------------------
  1,360,000 NYC IDA (World Casing Corp.)                         6.700        11/01/2019    1,291,252
-----------------------------------------------------------------------------------------------------
 36,110,000 NYC IDA (Yankee Stadium)                             5.000        03/01/2046   35,496,852
-----------------------------------------------------------------------------------------------------
 16,500,000 NYC IDA (Yankee Stadium)                             7.000        03/01/2049   19,003,875
-----------------------------------------------------------------------------------------------------
 24,270,000 NYC IDA (Yeled Yalda Early Childhood)                5.725        11/01/2037   19,706,755
-----------------------------------------------------------------------------------------------------
 10,755,000 NYC Municipal Water Finance Authority                5.000        06/15/2029   11,964,938
-----------------------------------------------------------------------------------------------------
  8,950,000 NYC Municipal Water Finance Authority                5.000        06/15/2031    9,722,117
-----------------------------------------------------------------------------------------------------
 10,000,000 NYC Municipal Water Finance Authority                5.000        06/15/2032   10,902,500
-----------------------------------------------------------------------------------------------------
  9,000,000 NYC Municipal Water Finance Authority                5.000        06/15/2035    9,360,450
-----------------------------------------------------------------------------------------------------
    300,000 NYC Municipal Water Finance Authority                5.000        06/15/2035      313,404
-----------------------------------------------------------------------------------------------------
 10,000,000 NYC Municipal Water Finance Authority                5.000        06/15/2038   10,348,800
-----------------------------------------------------------------------------------------------------
  6,500,000 NYC Municipal Water Finance Authority                5.000        06/15/2038    6,870,890
-----------------------------------------------------------------------------------------------------
 19,740,000 NYC Municipal Water Finance Authority(3)             5.000        06/15/2039   20,507,689
-----------------------------------------------------------------------------------------------------
 10,000,000 NYC Municipal Water Finance Authority                5.000        06/15/2043   10,793,200
-----------------------------------------------------------------------------------------------------

10 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

 Principal
   Amount                                                                 Coupon          Maturity        Value
---------------------------------------------------------------------------------------------------------------
New York Continued
---------------------------------------------------------------------------------------------------------------
$    30,000  NYC Municipal Water Finance Authority                         5.125%       06/15/2033  $    30,100
---------------------------------------------------------------------------------------------------------------
     25,000  NYC Municipal Water Finance Authority                         5.125        06/15/2033       25,333
---------------------------------------------------------------------------------------------------------------
 31,750,000  NYC Municipal Water Finance Authority                         5.500        06/15/2043   36,107,053
---------------------------------------------------------------------------------------------------------------
  2,650,000  NYC Municipal Water Finance Authority                         5.750        06/15/2040    3,031,706
---------------------------------------------------------------------------------------------------------------
  3,090,000  NYC Transitional Finance Authority                            5.000        11/01/2039    3,361,426
---------------------------------------------------------------------------------------------------------------
  3,000,000  NYC Transitional Finance Authority                            5.125        01/15/2034    3,210,480
---------------------------------------------------------------------------------------------------------------
  7,685,000  NYC Transitional Finance Authority (Building Aid)             5.000        07/15/2033    8,298,878
---------------------------------------------------------------------------------------------------------------
  7,910,000  NYC Transitional Finance Authority (Building Aid)             5.000        07/15/2040    8,475,644
---------------------------------------------------------------------------------------------------------------
  4,000,000  NYS DA (Buena Vida Nursing Home)                              5.250        07/01/2028    4,063,560
---------------------------------------------------------------------------------------------------------------
  2,250,000  NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)                5.000        07/01/2027    2,274,885
---------------------------------------------------------------------------------------------------------------
  1,075,000  NYS DA (D'Youville College)                                   5.250        07/01/2025    1,085,299
---------------------------------------------------------------------------------------------------------------
     15,000  NYS DA (Dept. of Mental Hygiene)                              5.250        08/15/2031       15,012
---------------------------------------------------------------------------------------------------------------
     20,000  NYS DA (Ellis Hospital)                                       5.600        08/01/2025       20,028
---------------------------------------------------------------------------------------------------------------
  5,300,000  NYS DA (Interagency Council Pooled Loan Program)              7.000        07/01/2031    5,407,961
---------------------------------------------------------------------------------------------------------------
  5,825,000  NYS DA (Interagency Council)                                  7.000        07/01/2035    5,794,768
---------------------------------------------------------------------------------------------------------------
  3,255,000  NYS DA (L.I. University)                                      5.125        09/01/2023    3,256,497
---------------------------------------------------------------------------------------------------------------
  1,335,000  NYS DA (L.I. University)                                      5.250        09/01/2028    1,335,240
---------------------------------------------------------------------------------------------------------------
  3,260,000  NYS DA (Manhattan College)                                    5.300        07/01/2037    3,205,754
---------------------------------------------------------------------------------------------------------------
 18,230,000  NYS DA (Memorial Sloan-Kettering)(3)                          5.000        07/01/2035   18,934,153
---------------------------------------------------------------------------------------------------------------
 10,390,000  NYS DA (Mental Health Services Facilities)                    5.000        02/15/2030   10,789,392
---------------------------------------------------------------------------------------------------------------
 11,820,000  NYS DA (Mental Health Services Facilities)                    5.000        02/15/2035   12,225,071
---------------------------------------------------------------------------------------------------------------
  4,125,000  NYS DA (Miriam Osborn Memorial Home Assoc.)                   6.375        07/01/2029    4,144,181
---------------------------------------------------------------------------------------------------------------
  1,000,000  NYS DA (New School University)                                5.750        07/01/2050    1,084,640
---------------------------------------------------------------------------------------------------------------
  2,800,000  NYS DA (North Shore L.I. Jewish Obligated Group)(5)           5.000        05/01/2041    2,841,440
---------------------------------------------------------------------------------------------------------------
 11,500,000  NYS DA (North Shore L.I. Jewish Obligated Group)(5)           5.250        05/01/2034   12,041,880
---------------------------------------------------------------------------------------------------------------
 20,580,000  NYS DA (NYU Hospitals Center)                                 5.000        07/01/2026   21,121,254
---------------------------------------------------------------------------------------------------------------
 22,725,000  NYS DA (NYU Hospitals Center)                                 5.000        07/01/2036   22,327,313
---------------------------------------------------------------------------------------------------------------
  2,000,000  NYS DA (NYU Hospitals Center)                                 5.625        07/01/2037    2,047,100
---------------------------------------------------------------------------------------------------------------
  2,925,000  NYS DA (Ozanam Hall of Queens Nursing Home)                   5.000        11/01/2026    2,454,836
---------------------------------------------------------------------------------------------------------------
  6,035,000  NYS DA (Providence Rest)                                      5.000        07/01/2035    4,305,369
---------------------------------------------------------------------------------------------------------------
  2,700,000  NYS DA (Providence Rest)                                      5.125        07/01/2030    2,084,373
---------------------------------------------------------------------------------------------------------------
  3,100,000  NYS DA (Providence Rest)                                      5.250        07/01/2025    2,579,820
---------------------------------------------------------------------------------------------------------------
  6,260,000  NYS DA (Rochester General Hospital)                           5.000        12/01/2025    6,134,487
---------------------------------------------------------------------------------------------------------------
 17,660,000  NYS DA (Rochester General Hospital)                           5.000        12/01/2035   16,101,328
---------------------------------------------------------------------------------------------------------------
  1,750,000  NYS DA (School District Bond Financing Program), Series C     7.250        10/01/2028    2,105,635
---------------------------------------------------------------------------------------------------------------
  2,645,000  NYS DA (School District Bond Financing Program), Series C     7.375        10/01/2033    3,159,691
---------------------------------------------------------------------------------------------------------------
  1,525,000  NYS DA (School District Bond Financing Program), Series C     7.500        04/01/2039    1,828,109
---------------------------------------------------------------------------------------------------------------
    350,000  NYS DA (School District Financing)                            5.750        10/01/2018      365,628
---------------------------------------------------------------------------------------------------------------
     50,000  NYS DA (School Districts Financing Program),
             Series B                                                      6.000        10/01/2022       52,365
---------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (School Districts Financing Program),
             Series B                                                      6.000        10/01/2029       26,022
---------------------------------------------------------------------------------------------------------------
  1,075,000  NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)                  5.100        07/01/2034    1,083,009
---------------------------------------------------------------------------------------------------------------
  5,770,000  NYS DA (Smithtown Special Library District)                   6.000        07/01/2028    6,455,649
---------------------------------------------------------------------------------------------------------------
     35,000  NYS DA (St. Barnabas Hospital)                                5.450        08/01/2035       35,029
---------------------------------------------------------------------------------------------------------------
  1,055,000  NYS DA (St. Catherine of Siena Medical Center)                6.000        07/01/2030    1,056,087
---------------------------------------------------------------------------------------------------------------

11 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

 Principal
  Amount                                                        Coupon          Maturity        Value
-----------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------
$ 3,500,000  NYS DA (St. Joseph's College)                       5.250%       07/01/2035  $ 3,648,050
-----------------------------------------------------------------------------------------------------
 50,000,000  NYS DA (St. Mary's Hospital for Children)           7.875        11/15/2041   49,729,000
-----------------------------------------------------------------------------------------------------
  1,575,000  NYS DA (St. Thomas Aquinas College)                 5.250        07/01/2028    1,575,079
-----------------------------------------------------------------------------------------------------
 15,915,000  NYS DA (State Personal Income Tax Authority)        5.000        03/15/2034   17,426,925
-----------------------------------------------------------------------------------------------------
  3,000,000  NYS DA (State University of New York)               5.000        07/01/2035    3,216,300
-----------------------------------------------------------------------------------------------------
  3,000,000  NYS DA (State University of New York)               5.000        07/01/2040    3,179,730
-----------------------------------------------------------------------------------------------------
  5,240,000  NYS DA (The Bronx-Lebanon Hospital Center)          6.250        02/15/2035    5,804,610
-----------------------------------------------------------------------------------------------------
 11,695,000  NYS DA (Vassar College)(3)                          5.000        07/01/2046   12,207,179
-----------------------------------------------------------------------------------------------------
  2,360,000  NYS DA (Yeshiva University)                         5.000        11/01/2031    2,442,152
-----------------------------------------------------------------------------------------------------
 10,000,000  NYS EFC (Clean Water & Drinking Revolving Funds)    5.000        06/15/2028   10,265,500
-----------------------------------------------------------------------------------------------------
  2,365,000  NYS EFC (NYS Water Services)                        6.000        01/15/2031    2,395,982
-----------------------------------------------------------------------------------------------------
     65,000  NYS EFC (United Waterworks)                         5.150        03/01/2034       64,783
-----------------------------------------------------------------------------------------------------
     25,000  NYS ERDA (Brooklyn Union Gas Company)               4.700        02/01/2024       25,827
-----------------------------------------------------------------------------------------------------
     15,000  NYS ERDA (Brooklyn Union Gas Company)               5.500        01/01/2021       15,053
-----------------------------------------------------------------------------------------------------
  7,000,000  NYS ERDA (Brooklyn Union Gas Company) RIBS         12.188(7)     04/01/2020    7,067,060
-----------------------------------------------------------------------------------------------------
 16,300,000  NYS ERDA (Brooklyn Union Gas Company) RIBS         13.005(7)     07/01/2026   16,362,918
-----------------------------------------------------------------------------------------------------
    350,000  NYS ERDA (LILCO)                                    5.300        10/01/2024      351,197
-----------------------------------------------------------------------------------------------------
    100,000  NYS ERDA (LILCO)                                    5.300        08/01/2025      100,278
-----------------------------------------------------------------------------------------------------
     75,000  NYS ERDA (LILCO)                                    5.300        08/01/2025       75,037
-----------------------------------------------------------------------------------------------------
    510,000  NYS ERDA (NYS Electric & Gas Corp.)                 5.350        12/01/2028      511,290
-----------------------------------------------------------------------------------------------------
    170,000  NYS ERDA (Rochester Gas & Electric)                 5.375        05/15/2032      170,835
-----------------------------------------------------------------------------------------------------
  2,000,000  NYS HFA (Affordable Hsg.)                           5.000        11/01/2042    2,032,020
-----------------------------------------------------------------------------------------------------
  2,365,000  NYS HFA (Affordable Hsg.)                           5.250        11/01/2038    2,385,103
-----------------------------------------------------------------------------------------------------
 10,220,000  NYS HFA (Affordable Hsg.)(3)                        5.450        11/01/2045   10,364,755
-----------------------------------------------------------------------------------------------------
    150,000  NYS HFA (Affordable Hsg.)                           6.750        11/01/2038      164,276
-----------------------------------------------------------------------------------------------------
  1,985,000  NYS HFA (Children's Rescue)                         7.625        05/01/2018    1,986,925
-----------------------------------------------------------------------------------------------------
    950,000  NYS HFA (Friendship)                                5.100        08/15/2041      951,758
-----------------------------------------------------------------------------------------------------
  1,305,000  NYS HFA (Golden Age Apartments)                     5.000        02/15/2037    1,310,063
-----------------------------------------------------------------------------------------------------
  3,765,000  NYS HFA (Multifamily Hsg.)                          4.850        02/15/2038    3,706,944
-----------------------------------------------------------------------------------------------------
  2,080,000  NYS HFA (Multifamily Hsg.)                          5.375        02/15/2035    2,082,954
-----------------------------------------------------------------------------------------------------
  2,075,000  NYS HFA (Multifamily Hsg.)                          5.500        08/15/2030    2,075,913
-----------------------------------------------------------------------------------------------------
  1,020,000  NYS HFA (Multifamily Hsg.)                          5.650        08/15/2030    1,020,530
-----------------------------------------------------------------------------------------------------
  3,200,000  NYS HFA (Multifamily Hsg.)                          5.650        08/15/2030    3,201,664
-----------------------------------------------------------------------------------------------------
  1,000,000  NYS HFA (Multifamily Hsg.)                          5.650        08/15/2031    1,000,530
-----------------------------------------------------------------------------------------------------
  1,710,000  NYS HFA (Multifamily Hsg.)                          5.650        02/15/2034    1,710,821
-----------------------------------------------------------------------------------------------------
  2,120,000  NYS HFA (Multifamily Hsg.)                          5.700        08/15/2033    2,121,187
-----------------------------------------------------------------------------------------------------
    650,000  NYS HFA (Multifamily Hsg.)                          6.250        02/15/2031      651,638
-----------------------------------------------------------------------------------------------------
  1,255,000  NYS HFA (Multifamily Hsg.)                          6.400        11/15/2027    1,256,531
-----------------------------------------------------------------------------------------------------
  3,825,000  NYS HFA (Multifamily Hsg.)                          6.750        11/15/2036    4,125,530
-----------------------------------------------------------------------------------------------------
    365,000  NYS HFA (Nonprofit Hsg.)                            8.400        11/01/2011      366,953
-----------------------------------------------------------------------------------------------------
    395,000  NYS HFA (Nonprofit Hsg.)                            8.400        11/01/2012      396,995
-----------------------------------------------------------------------------------------------------
    425,000  NYS HFA (Nonprofit Hsg.)                            8.400        11/01/2013      427,027
-----------------------------------------------------------------------------------------------------
    510,000  NYS HFA (Nonprofit Hsg.)                            8.400        11/01/2014      512,417
-----------------------------------------------------------------------------------------------------
    540,000  NYS HFA (Nonprofit Hsg.)                            8.400        11/01/2015      542,495
-----------------------------------------------------------------------------------------------------
    580,000  NYS HFA (Nonprofit Hsg.)                            8.400        11/01/2016      582,529
-----------------------------------------------------------------------------------------------------
    640,000  NYS HFA (Nonprofit Hsg.)                            8.400        11/01/2017      642,592
-----------------------------------------------------------------------------------------------------
    685,000  NYS HFA (Nonprofit Hsg.)                            8.400        11/01/2018      687,630
-----------------------------------------------------------------------------------------------------
     65,000  NYS LGSC (SCSB)                                     7.250        12/15/2011       65,230
-----------------------------------------------------------------------------------------------------
    715,000  NYS LGSC (SCSB)                                     7.375        12/15/2016      716,623
-----------------------------------------------------------------------------------------------------
    980,000  NYS LGSC (SCSB)                                     7.750        12/15/2021    1,008,440
-----------------------------------------------------------------------------------------------------
    185,000  NYS Medcare (Hospital & Nursing Home)               7.400        11/01/2016      185,927
-----------------------------------------------------------------------------------------------------

12 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

Principal
Amount                                                                                 Coupon            Maturity     Value
-------------------------------------------------------------------------------------------------------------------------------
New York Continued
-------------------------------------------------------------------------------------------------------------------------------
$   110,000  NYS Medcare (Hospital & Nursing Home)                                         9.375%       11/01/2016  $   110,809
-------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS Medcare (M.G. Nursing Home)                                               6.200        02/15/2015        5,020
-------------------------------------------------------------------------------------------------------------------------------
  5,000,000  NYS Power Authority(5)                                                        5.000        11/15/2038    5,471,550
-------------------------------------------------------------------------------------------------------------------------------
    400,000  NYS Power Authority                                                           5.250        11/15/2040      400,456
-------------------------------------------------------------------------------------------------------------------------------
  5,540,000  NYS Thruway Authority                                                         5.000        04/01/2031    6,059,153
-------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS UDC (Subordinated Lien)                                                   5.500        07/01/2016       20,080
-------------------------------------------------------------------------------------------------------------------------------
    830,000  Oneida County, NY IDA (Civic Facilities-Mohawk Valley)                        5.000        09/15/2035      682,409
-------------------------------------------------------------------------------------------------------------------------------
    450,000  Oneida County, NY IDA (Mohawk Valley Handicapped Services)                    5.300        03/15/2019      421,241
-------------------------------------------------------------------------------------------------------------------------------
    840,000  Oneida County, NY IDA (Mohawk Valley Handicapped Services)                    5.350        03/15/2029      699,686
-------------------------------------------------------------------------------------------------------------------------------
  4,355,000  Onondaga County, NY IDA (Air Cargo)                                           6.125        01/01/2032    3,677,972
-------------------------------------------------------------------------------------------------------------------------------
  2,000,000  Onondaga County, NY IDA (Air Cargo)                                           7.250        01/01/2032    1,856,080
-------------------------------------------------------------------------------------------------------------------------------
    965,000  Onondaga County, NY IDA (Community General Hospital)                          5.500        11/01/2018      965,116
-------------------------------------------------------------------------------------------------------------------------------
  4,765,000  Onondaga County, NY IDA (Community General Hospital)                          6.625        01/01/2018    4,766,572
-------------------------------------------------------------------------------------------------------------------------------
  1,185,000  Onondaga County, NY IDA (Free Library)                                        5.125        03/01/2030    1,228,857
-------------------------------------------------------------------------------------------------------------------------------
  1,115,000  Onondaga County, NY IDA (Free Library)                                        5.125        03/01/2037    1,130,164
-------------------------------------------------------------------------------------------------------------------------------
    500,000  Onondaga County, NY IDA Sewage Waste Facilities (Anheuser-Busch Companies)    6.250        12/01/2034      500,520
-------------------------------------------------------------------------------------------------------------------------------
 42,834,598  Onondaga County, NY Res Rec                                                   0.000(8)     05/01/2022   33,531,352
-------------------------------------------------------------------------------------------------------------------------------
 30,165,000  Onondaga County, NY Res Rec                                                   5.000        05/01/2015   28,661,576
-------------------------------------------------------------------------------------------------------------------------------
  2,000,000  Onondaga, NY Civic Devel Corp. (Le Moyne College)                             5.375        07/01/2040    2,043,240
-------------------------------------------------------------------------------------------------------------------------------
  2,500,000  Orange County, NY IDA (Arden Hill Life Care Center)                           7.000        08/01/2021    2,271,525
-------------------------------------------------------------------------------------------------------------------------------
  2,325,000  Orange County, NY IDA (Arden Hill Life Care Center)                           7.000        08/01/2031    1,952,279
-------------------------------------------------------------------------------------------------------------------------------
  2,090,000  Orange County, NY IDA (Arden Hill Life Care Center)                           7.000        08/01/2031    1,754,952
-------------------------------------------------------------------------------------------------------------------------------
  2,045,000  Orange County, NY IDA (Glen Arden)                                            5.625        01/01/2018    1,746,287
-------------------------------------------------------------------------------------------------------------------------------
  5,590,000  Orange County, NY IDA (Glen Arden)                                            5.700        01/01/2028    4,029,552
-------------------------------------------------------------------------------------------------------------------------------
  1,715,000  Orange County, NY IDA (St. Luke's Cornwall Hospital Obligated Group)          5.375        12/01/2021    1,732,510
-------------------------------------------------------------------------------------------------------------------------------
  6,330,000  Orange County, NY IDA (St. Luke's Cornwall Hospital Obligated Group)          5.375        12/01/2026    6,330,886
-------------------------------------------------------------------------------------------------------------------------------
  2,235,000  Orange County, NY IDA (St. Luke's Cornwall Hospital Obligated Group)          5.375        12/01/2026    2,235,313
-------------------------------------------------------------------------------------------------------------------------------
 11,300,000  Peekskill, NY IDA (Drum Hill)                                                 6.375        10/01/2028   10,179,718
-------------------------------------------------------------------------------------------------------------------------------
 42,570,000  Port Authority  NY/NJ (Continental Airlines)                                  9.125        12/01/2015   43,055,298
-------------------------------------------------------------------------------------------------------------------------------
 16,435,000  Port Authority  NY/NJ (JFK International Air Terminal)                        5.750        12/01/2022   16,432,206
-------------------------------------------------------------------------------------------------------------------------------
 31,900,000  Port Authority  NY/NJ (JFK International Air Terminal)                        5.750        12/01/2025   31,217,340
-------------------------------------------------------------------------------------------------------------------------------
  2,110,000  Port Authority  NY/NJ (KIAC)                                                  6.750        10/01/2011    2,109,958
-------------------------------------------------------------------------------------------------------------------------------
 50,330,000  Port Authority  NY/NJ (KIAC)                                                  6.750        10/01/2019   46,727,882
-------------------------------------------------------------------------------------------------------------------------------
     35,000  Port Authority  NY/NJ, 122nd Series                                           5.000        07/15/2026       35,026
-------------------------------------------------------------------------------------------------------------------------------
    240,000  Port Authority  NY/NJ, 126th Series                                           5.125        11/15/2030      243,763
-------------------------------------------------------------------------------------------------------------------------------
     50,000  Port Authority  NY/NJ, 127th Series                                           5.200        12/15/2027       50,883
-------------------------------------------------------------------------------------------------------------------------------
 33,025,000  Port Authority  NY/NJ, 136th Series(3)                                        5.125        05/01/2034   33,976,035
-------------------------------------------------------------------------------------------------------------------------------
 19,175,000  Port Authority  NY/NJ, 136th Series(3)                                        5.375        11/01/2028   20,027,271
-------------------------------------------------------------------------------------------------------------------------------

13 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

 Principal
   Amount                                                                               Coupon          Maturity       Value
------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------
$ 22,855,000  Port Authority  NY/NJ, 136th Series(3)                                     5.500%       11/01/2029  $ 23,897,873
------------------------------------------------------------------------------------------------------------------------------
  26,000,000  Port Authority  NY/NJ, 138th Series(3)                                     4.750        12/01/2034    26,590,200
------------------------------------------------------------------------------------------------------------------------------
  27,255,000  Port Authority  NY/NJ, 141st Series(3)                                     4.500        09/01/2029    27,356,172
------------------------------------------------------------------------------------------------------------------------------
  47,910,000  Port Authority  NY/NJ, 143rd Series(3)                                     5.000        10/01/2030    49,576,789
------------------------------------------------------------------------------------------------------------------------------
  17,500,000  Port Authority  NY/NJ, 144th Series                                        5.000        10/01/2035    18,245,325
------------------------------------------------------------------------------------------------------------------------------
  12,840,000  Port Authority  NY/NJ, 146th Series(3)                                     4.500        12/01/2034    12,888,741
------------------------------------------------------------------------------------------------------------------------------
      10,000  Port Authority  NY/NJ, 146th Series                                        4.500        12/01/2034        10,038
------------------------------------------------------------------------------------------------------------------------------
  26,100,000  Port Authority  NY/NJ, 146th Series(3)                                     4.750        12/01/2027    26,843,537
------------------------------------------------------------------------------------------------------------------------------
      10,000  Port Authority  NY/NJ, 146th Series                                        4.750        12/01/2027        10,288
------------------------------------------------------------------------------------------------------------------------------
  13,005,000  Port Authority  NY/NJ, 147th Series(3)                                     4.750        10/15/2028    13,351,580
------------------------------------------------------------------------------------------------------------------------------
  17,790,000  Port Authority  NY/NJ, 147th Series(3)                                     5.000        10/15/2027    18,543,928
------------------------------------------------------------------------------------------------------------------------------
  20,000,000  Port Authority  NY/NJ, 147th Series(3)                                     5.000        10/15/2032    20,617,705
------------------------------------------------------------------------------------------------------------------------------
  82,000,000  Port Authority  NY/NJ, 151st Series(3)                                     5.750        03/15/2035    90,082,251
------------------------------------------------------------------------------------------------------------------------------
  15,000,000  Port Authority  NY/NJ, 151st Series(3)                                     6.000        09/15/2028    16,797,300
------------------------------------------------------------------------------------------------------------------------------
 101,940,000  Port Authority  NY/NJ, 152nd Series(3)                                     5.250        11/01/2035   107,768,929
------------------------------------------------------------------------------------------------------------------------------
  13,715,000  Port Authority  NY/NJ, 152nd Series(3)                                     5.250        05/01/2038    14,370,475
------------------------------------------------------------------------------------------------------------------------------
  22,500,000  Port Authority  NY/NJ, 152nd Series(3)                                     5.750        11/01/2030    25,005,375
------------------------------------------------------------------------------------------------------------------------------
  15,300,000  Port Authority  NY/NJ, 161st Series(3)                                     5.000        10/15/2031    16,744,779
------------------------------------------------------------------------------------------------------------------------------
  20,250,000  Port Authority  NY/NJ, 163rd Series(3)                                     5.000        07/15/2039    21,807,428
------------------------------------------------------------------------------------------------------------------------------
  21,515,000  Port Authority  NY/NJ, 166th Series(3)                                     5.000        01/15/2041    23,212,892
------------------------------------------------------------------------------------------------------------------------------
  15,000,000  Port Authority  NY/NJ, 166th Series(3)                                     5.250        07/15/2036    16,806,900
------------------------------------------------------------------------------------------------------------------------------
  50,660,000  Port Authority  NY/NJ, 37th Series(3)                                      5.250        07/15/2034    52,651,445
------------------------------------------------------------------------------------------------------------------------------
   2,755,000  Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)                      6.000        08/01/2032     2,757,700
------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Rensselaer County, NY IDA (Franciscan Heights)                             5.375        12/01/2036     1,519,035
------------------------------------------------------------------------------------------------------------------------------
   6,385,000  Rensselaer County, NY Tobacco Asset Securitization Corp.                   5.625        06/01/2035     5,302,743
------------------------------------------------------------------------------------------------------------------------------
   7,300,000  Rensselaer County, NY Tobacco Asset Securitization Corp.                   5.750        06/01/2043     6,028,194
------------------------------------------------------------------------------------------------------------------------------
   4,820,000  Rensselaer, NY City School District COP                                    5.000        06/01/2036     4,742,446
------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Riverhead, NY IDA (Michael Reilly Design)                                  8.875        08/01/2021     1,269,163
------------------------------------------------------------------------------------------------------------------------------
   1,195,000  Rockland County, NY IDA (Crystal Run Village/Rockland County Assoc.
                  for the Learning Disabled Obligated Group)                             4.900        07/01/2021     1,029,767
------------------------------------------------------------------------------------------------------------------------------
   9,225,000  Rockland County, NY Tobacco Asset Securitization Corp.                     5.625        08/15/2035     7,656,289
------------------------------------------------------------------------------------------------------------------------------
  10,095,000  Rockland County, NY Tobacco Asset Securitization Corp.                     5.750        08/15/2043     8,333,423
------------------------------------------------------------------------------------------------------------------------------
  30,000,000  Rockland County, NY Tobacco Asset Securitization Corp.                     5.875(2)     08/15/2045       967,200
------------------------------------------------------------------------------------------------------------------------------
 486,000,000  Rockland County, NY Tobacco Asset Securitization Corp.                     7.668(2)     08/15/2060     2,162,700
------------------------------------------------------------------------------------------------------------------------------
      20,000  Sanford Town, NY GO                                                        5.250        04/15/2015        21,921
------------------------------------------------------------------------------------------------------------------------------
      20,000  Sanford Town, NY GO                                                        5.250        04/15/2016        22,202
------------------------------------------------------------------------------------------------------------------------------
      25,000  Sanford Town, NY GO                                                        5.250        04/15/2017        27,465
------------------------------------------------------------------------------------------------------------------------------
      25,000  Sanford Town, NY GO                                                        5.250        04/15/2018        27,185
------------------------------------------------------------------------------------------------------------------------------
      25,000  Sanford Town, NY GO                                                        5.250        04/15/2019        26,799
------------------------------------------------------------------------------------------------------------------------------
      25,000  Sanford Town, NY GO                                                        5.250        04/15/2020        26,616
------------------------------------------------------------------------------------------------------------------------------
      30,000  Sanford Town, NY GO                                                        5.250        04/15/2021        31,736
------------------------------------------------------------------------------------------------------------------------------

14 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

 Principal
  Amount                                                                 Coupon          Maturity        Value
--------------------------------------------------------------------------------------------------------------
New York Continued
--------------------------------------------------------------------------------------------------------------
$    30,000  Sanford Town, NY GO                                          5.250%       04/15/2022  $    31,578
--------------------------------------------------------------------------------------------------------------
     30,000  Sanford Town, NY GO                                          5.250        04/15/2023       31,424
--------------------------------------------------------------------------------------------------------------
     30,000  Sanford Town, NY GO                                          5.250        04/15/2024       31,297
--------------------------------------------------------------------------------------------------------------
     35,000  Sanford Town, NY GO                                          5.250        04/15/2025       36,321
--------------------------------------------------------------------------------------------------------------
     35,000  Sanford Town, NY GO                                          5.250        04/15/2026       36,248
--------------------------------------------------------------------------------------------------------------
     40,000  Sanford Town, NY GO                                          5.250        04/15/2027       41,244
--------------------------------------------------------------------------------------------------------------
     40,000  Sanford Town, NY GO                                          5.250        04/15/2028       41,046
--------------------------------------------------------------------------------------------------------------
     40,000  Sanford Town, NY GO                                          5.250        04/15/2029       40,947
--------------------------------------------------------------------------------------------------------------
     45,000  Sanford Town, NY GO                                          5.250        04/15/2030       46,028
--------------------------------------------------------------------------------------------------------------
     45,000  Sanford Town, NY GO                                          5.250        04/15/2031       46,028
--------------------------------------------------------------------------------------------------------------
     50,000  Sanford Town, NY GO                                          5.250        04/15/2032       51,225
--------------------------------------------------------------------------------------------------------------
     50,000  Sanford Town, NY GO                                          5.250        04/15/2033       51,184
--------------------------------------------------------------------------------------------------------------
     55,000  Sanford Town, NY GO                                          5.250        04/15/2034       56,257
--------------------------------------------------------------------------------------------------------------
     60,000  Sanford Town, NY GO                                          5.250        04/15/2035       61,174
--------------------------------------------------------------------------------------------------------------
     60,000  Sanford Town, NY GO                                          5.250        04/15/2036       61,003
--------------------------------------------------------------------------------------------------------------
  2,650,000  Seneca County, NY IDA (New York Chiropractic College)        5.000        10/01/2027    2,680,104
--------------------------------------------------------------------------------------------------------------
 22,885,000  SONYMA, Series 106(3)                                        5.250        04/01/2034   22,902,408
--------------------------------------------------------------------------------------------------------------
 30,225,000  SONYMA, Series 109(3)                                        4.950        10/01/2034   30,279,042
--------------------------------------------------------------------------------------------------------------
  9,510,000  SONYMA, Series 133(3)                                        5.050        10/01/2026    9,601,821
--------------------------------------------------------------------------------------------------------------
 22,990,000  SONYMA, Series 137(3)                                        4.700        10/01/2031   22,652,820
--------------------------------------------------------------------------------------------------------------
 19,730,000  SONYMA, Series 140(3)                                        4.750        10/01/2037   18,644,781
--------------------------------------------------------------------------------------------------------------
 11,335,000  SONYMA, Series 143(3)                                        4.900        10/01/2037   11,244,314
--------------------------------------------------------------------------------------------------------------
  5,045,000  SONYMA, Series 145(3)                                        5.125        10/01/2037    5,093,225
--------------------------------------------------------------------------------------------------------------
  1,955,000  SONYMA, Series 148(3)                                        5.150        10/01/2027    1,994,312
--------------------------------------------------------------------------------------------------------------
  6,370,000  SONYMA, Series 148(3)                                        5.200        10/01/2032    6,480,033
--------------------------------------------------------------------------------------------------------------
    820,000  SONYMA, Series 69                                            5.500        10/01/2028      820,385
--------------------------------------------------------------------------------------------------------------
 25,680,000  SONYMA, Series 71(3)                                         5.400        04/01/2029   25,689,518
--------------------------------------------------------------------------------------------------------------
     30,000  SONYMA, Series 71                                            5.400        04/01/2029       30,011
--------------------------------------------------------------------------------------------------------------
     10,000  SONYMA, Series 73                                            5.250        10/01/2017       10,011
--------------------------------------------------------------------------------------------------------------
    330,000  SONYMA, Series 73                                            5.300        10/01/2028      330,109
--------------------------------------------------------------------------------------------------------------
 23,875,000  SONYMA, Series 73-A(3)                                       5.300        10/01/2028   23,882,885
--------------------------------------------------------------------------------------------------------------
  3,470,000  SONYMA, Series 77                                            5.150        04/01/2029    3,470,902
--------------------------------------------------------------------------------------------------------------
  9,090,000  SONYMA, Series 79(3)                                         5.300        04/01/2029    9,092,645
--------------------------------------------------------------------------------------------------------------
    295,000  SONYMA, Series 82                                            5.650        04/01/2030      295,165
--------------------------------------------------------------------------------------------------------------
  4,700,000  St. Lawrence County, NY IDA (Clarkson University)            5.375        09/01/2041    5,059,080
--------------------------------------------------------------------------------------------------------------
    520,000  St. Lawrence County, NY IDA (Clarkson University)            6.000        09/01/2034      582,499
--------------------------------------------------------------------------------------------------------------
  4,360,000  St. Lawrence County, NY IDA (Curran Renewable Energy)        7.250        12/01/2029    3,522,706
--------------------------------------------------------------------------------------------------------------
  2,115,000  St. Lawrence County, NY IDA (Edwards John Noble Hospital)    5.250        10/01/2020    2,186,254
--------------------------------------------------------------------------------------------------------------
  5,440,000  St. Lawrence County, NY IDA (Edwards John Noble Hospital)    6.250        10/01/2040    5,441,850
--------------------------------------------------------------------------------------------------------------
  4,280,000  Suffolk County, NY Economic Devel. Corp., Series A           7.375        12/01/2040    4,334,570
--------------------------------------------------------------------------------------------------------------
    800,000  Suffolk County, NY IDA (ACLD)                                6.000        12/01/2019      764,344
--------------------------------------------------------------------------------------------------------------
    335,000  Suffolk County, NY IDA (ALIA-ACDS)                           7.125        06/01/2017      339,362
--------------------------------------------------------------------------------------------------------------
  1,880,000  Suffolk County, NY IDA (ALIA-ACLD)                           5.950        10/01/2021    1,754,322
--------------------------------------------------------------------------------------------------------------
    135,000  Suffolk County, NY IDA (ALIA-ACLD)                           6.375        06/01/2014      135,073
--------------------------------------------------------------------------------------------------------------
    460,000  Suffolk County, NY IDA (ALIA-ACLD)                           6.500        03/01/2018      453,965
--------------------------------------------------------------------------------------------------------------
    340,000  Suffolk County, NY IDA (ALIA-ACLD)                           7.500        09/01/2015      344,838
--------------------------------------------------------------------------------------------------------------

15 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

Principal
  Amount                                                        Coupon          Maturity       Value
----------------------------------------------------------------------------------------------------
New York Continued
----------------------------------------------------------------------------------------------------
$  150,000 Suffolk County, NY IDA (ALIA-ADD)                     6.950%       12/01/2014  $  151,284
----------------------------------------------------------------------------------------------------
   305,000 Suffolk County, NY IDA (ALIA-ADD)                     7.125        06/01/2017     308,971
----------------------------------------------------------------------------------------------------
   175,000 Suffolk County, NY IDA (ALIA-ADD)                     7.500        09/01/2015     177,490
----------------------------------------------------------------------------------------------------
   845,000 Suffolk County, NY IDA (ALIA-Adelante)                6.500        11/01/2037     750,546
----------------------------------------------------------------------------------------------------
 1,190,000 Suffolk County, NY IDA (ALIA-Civic Facility)          5.950        11/01/2022   1,099,643
----------------------------------------------------------------------------------------------------
 2,500,000 Suffolk County, NY IDA (ALIA-DDI)                     5.950        10/01/2021   2,332,875
----------------------------------------------------------------------------------------------------
   485,000 Suffolk County, NY IDA (ALIA-DDI)                     6.375        06/01/2014     485,262
----------------------------------------------------------------------------------------------------
   100,000 Suffolk County, NY IDA (ALIA-DDI)                     7.500        09/01/2015     101,423
----------------------------------------------------------------------------------------------------
   730,000 Suffolk County, NY IDA (ALIA-FREE)                    5.950        10/01/2021     681,200
----------------------------------------------------------------------------------------------------
   300,000 Suffolk County, NY IDA (ALIA-FREE)                    6.375        06/01/2014     300,162
----------------------------------------------------------------------------------------------------
   905,000 Suffolk County, NY IDA (ALIA-FREE)                    6.950        12/01/2014     912,747
----------------------------------------------------------------------------------------------------
 2,230,000 Suffolk County, NY IDA (ALIA-FREE)                    7.125        06/01/2017   2,259,035
----------------------------------------------------------------------------------------------------
   520,000 Suffolk County, NY IDA (ALIA-IGHL)                    5.950        10/01/2021     485,238
----------------------------------------------------------------------------------------------------
   700,000 Suffolk County, NY IDA (ALIA-IGHL)                    5.950        11/01/2022     646,849
----------------------------------------------------------------------------------------------------
   365,000 Suffolk County, NY IDA (ALIA-IGHL)                    6.000        10/01/2031     316,429
----------------------------------------------------------------------------------------------------
   240,000 Suffolk County, NY IDA (ALIA-IGHL)                    6.375        06/01/2014     240,130
----------------------------------------------------------------------------------------------------
   310,000 Suffolk County, NY IDA (ALIA-IGHL)                    6.950        12/01/2014     312,654
----------------------------------------------------------------------------------------------------
   710,000 Suffolk County, NY IDA (ALIA-IGHL)                    7.125        06/01/2017     719,244
----------------------------------------------------------------------------------------------------
 1,945,000 Suffolk County, NY IDA (ALIA-IGHL)                    7.250        12/01/2033   1,924,150
----------------------------------------------------------------------------------------------------
    85,000 Suffolk County, NY IDA (ALIA-IGHL)                    7.500        09/01/2015      86,210
----------------------------------------------------------------------------------------------------
 1,890,000 Suffolk County, NY IDA (ALIA-LIHIA)                   5.950        11/01/2022   1,746,492
----------------------------------------------------------------------------------------------------
   145,000 Suffolk County, NY IDA (ALIA-LIHIA)                   6.375        06/01/2014     145,078
----------------------------------------------------------------------------------------------------
   365,000 Suffolk County, NY IDA (ALIA-LIHIA)                   6.950        12/01/2014     368,124
----------------------------------------------------------------------------------------------------
    80,000 Suffolk County, NY IDA (ALIA-LIHIA)                   7.500        09/01/2015      81,138
----------------------------------------------------------------------------------------------------
   240,000 Suffolk County, NY IDA (ALIA-MCH)                     6.375        06/01/2014     240,130
----------------------------------------------------------------------------------------------------
   810,000 Suffolk County, NY IDA (ALIA-MCH)                     6.950        12/01/2014     816,934
----------------------------------------------------------------------------------------------------
   865,000 Suffolk County, NY IDA (ALIA-MCH)                     7.125        06/01/2017     876,262
----------------------------------------------------------------------------------------------------
   760,000 Suffolk County, NY IDA (ALIA-NYS ARC)                 5.950        11/01/2022     702,293
----------------------------------------------------------------------------------------------------
   385,000 Suffolk County, NY IDA (ALIA-NYS ARC)                 7.500        09/01/2015     390,479
----------------------------------------------------------------------------------------------------
   200,000 Suffolk County, NY IDA (ALIA-Pederson-Krag Center)    8.375        06/01/2016     204,610
----------------------------------------------------------------------------------------------------
   290,000 Suffolk County, NY IDA (ALIA-SMCFS)                   7.500        09/01/2015     294,127
----------------------------------------------------------------------------------------------------
   295,000 Suffolk County, NY IDA (ALIA-Suffolk Hostels)         7.500        09/01/2015     299,198
----------------------------------------------------------------------------------------------------
 1,745,000 Suffolk County, NY IDA (ALIA-UCPAGS)                  5.950        10/01/2021   1,628,347
----------------------------------------------------------------------------------------------------
   100,000 Suffolk County, NY IDA (ALIA-UCPAGS)                  6.375        06/01/2014     100,054
----------------------------------------------------------------------------------------------------
   540,000 Suffolk County, NY IDA (ALIA-UCPAGS)                  6.950        12/01/2014     544,622
----------------------------------------------------------------------------------------------------
   460,000 Suffolk County, NY IDA (ALIA-UCPAGS)                  7.000        06/01/2016     464,112
----------------------------------------------------------------------------------------------------
   210,000 Suffolk County, NY IDA (ALIA-UCPAGS)                  7.500        09/01/2015     212,988
----------------------------------------------------------------------------------------------------
 3,530,000 Suffolk County, NY IDA (ALIA-UVBH)                    6.500        11/01/2037   3,135,417
----------------------------------------------------------------------------------------------------
   730,000 Suffolk County, NY IDA (ALIA-WORCA)                   5.950        11/01/2022     674,571
----------------------------------------------------------------------------------------------------
   190,000 Suffolk County, NY IDA (ALIA-WORCA)                   6.950        12/01/2014     191,626
----------------------------------------------------------------------------------------------------
   540,000 Suffolk County, NY IDA (ALIA-WORCA)                   7.125        06/01/2017     547,031
----------------------------------------------------------------------------------------------------
   240,000 Suffolk County, NY IDA (ALIA-WORCA)                   7.500        09/01/2015     243,415
----------------------------------------------------------------------------------------------------
   510,000 Suffolk County, NY IDA (Catholic Charities)           6.000        10/01/2020     483,781
----------------------------------------------------------------------------------------------------
   180,000 Suffolk County, NY IDA (DDI)                          6.000        12/01/2019     171,977
----------------------------------------------------------------------------------------------------
   440,000 Suffolk County, NY IDA (DDI)                          6.000        10/01/2020     417,380
----------------------------------------------------------------------------------------------------
   455,000 Suffolk County, NY IDA (DDI)                          6.000        10/01/2020     431,608
----------------------------------------------------------------------------------------------------
 4,620,000 Suffolk County, NY IDA (DDI)                          7.250        03/01/2024   4,712,816
----------------------------------------------------------------------------------------------------
 7,555,000 Suffolk County, NY IDA (DDI)                          8.750        03/01/2023   7,610,454
----------------------------------------------------------------------------------------------------
 5,000,000 Suffolk County, NY IDA (Dowling College)              5.000        06/01/2036   3,761,750
----------------------------------------------------------------------------------------------------
 2,630,000 Suffolk County, NY IDA (Dowling College)              6.700        12/01/2020   2,629,632
----------------------------------------------------------------------------------------------------

16 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

 Principal
   Amount                                                                                  Coupon          Maturity    Value
--------------------------------------------------------------------------------------------------------------------------------
New York Continued
--------------------------------------------------------------------------------------------------------------------------------
$  2,900,000  Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)                   5.375%       01/01/2027  $ 2,454,937
--------------------------------------------------------------------------------------------------------------------------------
   3,745,000  Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)                   5.500        01/01/2037    2,947,090
--------------------------------------------------------------------------------------------------------------------------------
   1,310,000  Suffolk County, NY IDA (Family Residences)                                    6.000        12/01/2019    1,251,613
--------------------------------------------------------------------------------------------------------------------------------
   1,345,000  Suffolk County, NY IDA (Family Services League)                               5.000        11/01/2027    1,378,343
--------------------------------------------------------------------------------------------------------------------------------
     930,000  Suffolk County, NY IDA (Family Services League)                               5.000        11/01/2034      938,816
--------------------------------------------------------------------------------------------------------------------------------
   2,145,000  Suffolk County, NY IDA (Federation of Organizations)                          8.125        04/01/2030    2,181,444
--------------------------------------------------------------------------------------------------------------------------------
   2,530,000  Suffolk County, NY IDA (Gurwin Jewish-Phase II)                               6.700        05/01/2039    2,537,894
--------------------------------------------------------------------------------------------------------------------------------
   3,185,000  Suffolk County, NY IDA (Huntington First Aid Squad)                           6.650        11/01/2017    3,184,936
--------------------------------------------------------------------------------------------------------------------------------
     210,000  Suffolk County, NY IDA (Independent Group Home Living)                        6.000        12/01/2019      200,640
--------------------------------------------------------------------------------------------------------------------------------
     860,000  Suffolk County, NY IDA (Independent Group Home Living)                        6.000        10/01/2020      815,787
--------------------------------------------------------------------------------------------------------------------------------
   3,275,000  Suffolk County, NY IDA (Innovative Realty I)                                  6.000        11/01/2037    2,391,536
--------------------------------------------------------------------------------------------------------------------------------
   8,600,000  Suffolk County, NY IDA (Jefferson's Ferry)                                    5.000        11/01/2028    8,241,982
--------------------------------------------------------------------------------------------------------------------------------
   4,065,000  Suffolk County, NY IDA (L.I. Network Community Services)                      7.550        02/01/2034    4,137,235
--------------------------------------------------------------------------------------------------------------------------------
   7,875,000  Suffolk County, NY IDA (Medford Hamlet Assisted Living)                       6.375        01/01/2039    6,794,786
--------------------------------------------------------------------------------------------------------------------------------
   1,865,000  Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)                   6.750        11/01/2036    1,730,944
--------------------------------------------------------------------------------------------------------------------------------
     635,000  Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)                   6.750        11/01/2036      589,356
--------------------------------------------------------------------------------------------------------------------------------
   2,390,000  Suffolk County, NY IDA (New Interdisciplinary School)                         6.750        12/01/2019    2,392,796
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Suffolk County, NY IDA (New York Institute of Technology)                     5.000        03/01/2026    2,044,960
--------------------------------------------------------------------------------------------------------------------------------
   4,505,000  Suffolk County, NY IDA (Nissequogue Cogeneration Partners)                    5.300        01/01/2013    4,419,315
--------------------------------------------------------------------------------------------------------------------------------
  26,425,000  Suffolk County, NY IDA (Nissequogue Cogeneration Partners)                    5.500        01/01/2023   25,064,641
--------------------------------------------------------------------------------------------------------------------------------
   4,800,000  Suffolk County, NY IDA (Pederson-Krager Center)                               7.200        02/01/2035    4,323,600
--------------------------------------------------------------------------------------------------------------------------------
   2,490,000  Suffolk County, NY IDA (Pederson-Krager Center)                               8.125        04/01/2030    2,494,706
--------------------------------------------------------------------------------------------------------------------------------
     930,000  Suffolk County, NY IDA (Special Needs Facilities Pooled Program)              5.250        07/01/2022      813,006
--------------------------------------------------------------------------------------------------------------------------------
   2,540,000  Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of
                 Rockville Center)                                                          8.000        04/01/2030    2,562,682
--------------------------------------------------------------------------------------------------------------------------------
     425,000  Suffolk County, NY IDA (Suffolk Hotels)                                       6.000        10/01/2020      403,151
--------------------------------------------------------------------------------------------------------------------------------
   1,645,000  Suffolk County, NY IDA (United Cerebral Palsy Assoc.)                         6.000        12/01/2019    1,571,682
--------------------------------------------------------------------------------------------------------------------------------
   3,230,000  Suffolk County, NY IDA (United Cerebral Palsy Assoc.)                         7.875        09/01/2041    3,249,057
--------------------------------------------------------------------------------------------------------------------------------
     645,000  Suffolk County, NY IDA (WORCA)                                                6.000        10/01/2020      611,841
--------------------------------------------------------------------------------------------------------------------------------
 119,295,000  Suffolk, NY Tobacco Asset Securitization Corp.                                0.000(8)     06/01/2044   97,666,817
--------------------------------------------------------------------------------------------------------------------------------
  12,075,000  Suffolk, NY Tobacco Asset Securitization Corp.                                5.375        06/01/2028   10,087,938
--------------------------------------------------------------------------------------------------------------------------------
  29,915,000  Suffolk, NY Tobacco Asset Securitization Corp.                                6.000        06/01/2048   23,571,823
--------------------------------------------------------------------------------------------------------------------------------
 287,265,000  Suffolk, NY Tobacco Asset Securitization Corp.                                8.000(2)     06/01/2048    6,977,667
--------------------------------------------------------------------------------------------------------------------------------
   3,005,000  Sullivan County, NY Community College COP                                     5.750        08/15/2025    2,493,188
--------------------------------------------------------------------------------------------------------------------------------
   1,610,000  Sullivan County, NY IDA (Center for Discovery)                                5.625        06/01/2013    1,584,836
--------------------------------------------------------------------------------------------------------------------------------

17 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

 Principal
   Amount                                                                    Coupon          Maturity         Value
-------------------------------------------------------------------------------------------------------------------
New York Continued
-------------------------------------------------------------------------------------------------------------------
$ 12,300,000  Sullivan County, NY IDA (Center for Discovery)                  5.875%       07/01/2022  $ 10,112,814
-------------------------------------------------------------------------------------------------------------------
   4,700,000  Sullivan County, NY IDA (Center for Discovery)                  6.000        06/01/2019     4,369,684
-------------------------------------------------------------------------------------------------------------------
  13,840,000  Sullivan County, NY IDA (Center for Discovery)                  6.000        07/01/2037    11,134,695
-------------------------------------------------------------------------------------------------------------------
   4,400,000  Sullivan County, NY IDA (Center for Discovery)                  6.500        06/01/2025     3,983,584
-------------------------------------------------------------------------------------------------------------------
   4,395,000  Sullivan County, NY IDA (Center for Discovery)                  6.950        02/01/2035     3,942,886
-------------------------------------------------------------------------------------------------------------------
     440,000  Sullivan County, NY IDA (Center for Discovery)                  7.250        02/01/2012       440,898
-------------------------------------------------------------------------------------------------------------------
   9,965,000  Sullivan County, NY IDA (Center for Discovery)                  7.750        02/01/2027     9,814,927
-------------------------------------------------------------------------------------------------------------------
   6,682,500  Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)    8.500        11/01/2031     5,864,428
-------------------------------------------------------------------------------------------------------------------
   2,385,000  Syracuse, NY Hsg. Authority (Pavilion on James)                 7.500        11/01/2042     1,952,480
-------------------------------------------------------------------------------------------------------------------
 189,885,000  Syracuse, NY IDA (Carousel Center)                              5.000        01/01/2036   160,969,312
-------------------------------------------------------------------------------------------------------------------
   1,000,000  Syracuse, NY IDA (Crouse Irving Health Hospital)                5.375        01/01/2023       927,270
-------------------------------------------------------------------------------------------------------------------
   7,540,000  Syracuse, NY IDA (James Square)                                 7.197(2)     08/01/2025     3,082,277
-------------------------------------------------------------------------------------------------------------------
     725,000  Syracuse, NY IDA (Jewish Home of Central New York)              7.375        03/01/2021       676,766
-------------------------------------------------------------------------------------------------------------------
   2,050,000  Syracuse, NY IDA (Jewish Home of Central New York)              7.375        03/01/2031     1,786,985
-------------------------------------------------------------------------------------------------------------------
      75,000  Taconic Hills, NY (Central School District at Craryville)       5.000        06/15/2026        75,743
-------------------------------------------------------------------------------------------------------------------
      40,000  Tompkins, NY Health Care Corp. (Reconstruction Home)           10.800        02/01/2028        42,486
-------------------------------------------------------------------------------------------------------------------
   1,460,000  Ulster County, NY IDA (Brooklyn Bottling)                       8.600        06/30/2022     1,460,657
-------------------------------------------------------------------------------------------------------------------
     185,000  Ulster County, NY Res Rec                                       5.000        03/01/2020       194,949
-------------------------------------------------------------------------------------------------------------------
   3,080,000  Ulster County, NY Tobacco Asset Securitization Corp.            6.000        06/01/2040     2,617,538
-------------------------------------------------------------------------------------------------------------------
   2,040,000  Ulster County, NY Tobacco Asset Securitization Corp.            6.250        06/01/2025     1,951,566
-------------------------------------------------------------------------------------------------------------------
   3,005,000  Ulster County, NY Tobacco Asset Securitization Corp.            6.450        06/01/2040     2,594,156
-------------------------------------------------------------------------------------------------------------------
   3,550,000  Utica, NY IDA (Utica College Civic Facility)                    6.850        12/01/2031     3,610,634
-------------------------------------------------------------------------------------------------------------------
   1,800,000  Wayne County, NY IDA (ARC)                                      8.375        03/01/2018     1,800,936
-------------------------------------------------------------------------------------------------------------------
      20,000  Westchester County, NY GO                                       5.375        12/15/2014        20,170
-------------------------------------------------------------------------------------------------------------------
   3,340,000  Westchester County, NY IDA (Children's Village)                 6.000        06/01/2022     3,407,835
-------------------------------------------------------------------------------------------------------------------
   1,215,000  Westchester County, NY IDA (Clearview School)                   7.250        01/01/2035     1,196,836
-------------------------------------------------------------------------------------------------------------------
   2,755,000  Westchester County, NY IDA (Field Home)                         6.000        08/15/2017     2,666,592
-------------------------------------------------------------------------------------------------------------------
   3,335,000  Westchester County, NY IDA (Field Home)                         6.500        08/15/2022     3,223,511
-------------------------------------------------------------------------------------------------------------------
   1,300,000  Westchester County, NY IDA (Guiding Eyes for the Blind)         5.375        08/01/2024     1,338,051
-------------------------------------------------------------------------------------------------------------------
   1,185,000  Westchester County, NY IDA (JDAM)                               6.750        04/01/2016     1,193,816
-------------------------------------------------------------------------------------------------------------------
   3,325,000  Westchester County, NY IDA (Lawrence Hospital)                  5.000        01/01/2028     3,225,749
-------------------------------------------------------------------------------------------------------------------
     615,000  Westchester County, NY IDA (Lawrence Hospital)                  5.125        01/01/2018       615,677
-------------------------------------------------------------------------------------------------------------------
   1,385,000  Westchester County, NY IDA (Rippowam-Cisqua School)             5.750        06/01/2029     1,385,139
-------------------------------------------------------------------------------------------------------------------
   1,000,000  Westchester County, NY IDA (Schnurmacher Center)                6.500        11/01/2013     1,031,720
-------------------------------------------------------------------------------------------------------------------
   1,710,000  Westchester County, NY IDA (Schnurmacher Center)                6.500        11/01/2033     1,655,331
-------------------------------------------------------------------------------------------------------------------
     160,000  Westchester County, NY IDA (Westchester Airport Assoc.)         5.950        08/01/2024       160,186
-------------------------------------------------------------------------------------------------------------------
   2,660,000  Westchester County, NY IDA (Winward School)                     5.250        10/01/2031     2,660,000
-------------------------------------------------------------------------------------------------------------------
   4,475,000  Westchester County, NY Tobacco Asset Securitization Corp.       5.000        06/01/2026     4,128,367
-------------------------------------------------------------------------------------------------------------------

18 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal
    Amount                                                                   Coupon          Maturity         Value
-------------------------------------------------------------------------------------------------------------------
New York Continued
-------------------------------------------------------------------------------------------------------------------
$   59,900,000  Westchester County, NY Tobacco Asset Securitization Corp.     5.125%       06/01/2038  $ 43,912,091
-------------------------------------------------------------------------------------------------------------------
    52,770,000  Westchester County, NY Tobacco Asset Securitization Corp.     5.125        06/01/2045    36,134,258
-------------------------------------------------------------------------------------------------------------------
       850,000  Yonkers, NY EDC (Charter School of Educational Excellence)    6.250        10/15/2040       828,869
-------------------------------------------------------------------------------------------------------------------
     3,825,000  Yonkers, NY IDA (Hudson Scenic Studio)                        6.625        11/01/2019     3,650,198
-------------------------------------------------------------------------------------------------------------------
     1,525,000  Yonkers, NY IDA (Philipsburgh Hall Associates)                7.500        11/01/2030     1,128,637
-------------------------------------------------------------------------------------------------------------------
     2,200,000  Yonkers, NY IDA (St. Joseph's Hospital)                       6.150        03/01/2015     2,184,512
-------------------------------------------------------------------------------------------------------------------
     1,275,000  Yonkers, NY IDA (St. Joseph's Hospital)                       8.500        12/30/2013     1,276,377
-------------------------------------------------------------------------------------------------------------------
     3,600,000  Yonkers, NY IDA (St. Joseph's Hospital), Series 98-A          6.150        03/01/2015     3,574,656
-------------------------------------------------------------------------------------------------------------------
       900,000  Yonkers, NY IDA (St. Joseph's Hospital), Series 98-B          6.150        03/01/2015       893,664
-------------------------------------------------------------------------------------------------------------------
     2,740,000  Yonkers, NY IDA (Westchester School)                          8.750        12/30/2023     2,742,411
-------------------------------------------------------------------------------------------------------------------
       800,000  Yonkers, NY Parking Authority                                 6.000        06/15/2018       795,560
-------------------------------------------------------------------------------------------------------------------
     1,215,000  Yonkers, NY Parking Authority                                 6.000        06/15/2024     1,107,959
                                                                                                      -------------
                                                                                                      5,890,952,946
U.S. Possessions-33.7%
       825,000  Guam Education Financing Foundation COP                       5.000        10/01/2023       794,360
-------------------------------------------------------------------------------------------------------------------
       505,000  Guam GO                                                       5.250        11/15/2037       443,047
-------------------------------------------------------------------------------------------------------------------
     6,000,000  Guam GO                                                       6.750        11/15/2029     6,293,340
-------------------------------------------------------------------------------------------------------------------
    10,000,000  Guam GO                                                       7.000        11/15/2039    10,456,300
-------------------------------------------------------------------------------------------------------------------
       300,000  Guam Hsg. Corp. (Single Family Mtg.)                          5.750        09/01/2031       334,839
-------------------------------------------------------------------------------------------------------------------
       290,000  Guam Power Authority, Series A                                5.250        10/01/2023       278,281
-------------------------------------------------------------------------------------------------------------------
    20,000,000  Guam Power Authority, Series A                                5.250        10/01/2034    18,781,400
-------------------------------------------------------------------------------------------------------------------
     5,200,000  Guam Power Authority, Series A                                5.500        10/01/2030     5,139,628
-------------------------------------------------------------------------------------------------------------------
     7,700,000  Guam Power Authority, Series A                                5.500        10/01/2040     7,475,314
-------------------------------------------------------------------------------------------------------------------
     1,960,000  Northern Mariana Islands Commonwealth, Series A               5.000        10/01/2022     1,642,166
-------------------------------------------------------------------------------------------------------------------
    33,725,000  Northern Mariana Islands Commonwealth, Series A               5.000        06/01/2030    26,110,570
-------------------------------------------------------------------------------------------------------------------
     8,400,000  Northern Mariana Islands Ports Authority, Series A            6.250        03/15/2028     5,949,720
-------------------------------------------------------------------------------------------------------------------
    16,280,000  Northern Mariana Islands Ports Authority, Series A            6.600        03/15/2028    14,736,493
-------------------------------------------------------------------------------------------------------------------
    49,000,000  Puerto Rico Aqueduct & Sewer Authority(3)                     5.125        07/01/2047    50,089,760
-------------------------------------------------------------------------------------------------------------------
    49,075,000  Puerto Rico Aqueduct & Sewer Authority                        6.000        07/01/2038    50,872,127
-------------------------------------------------------------------------------------------------------------------
    99,165,000  Puerto Rico Aqueduct & Sewer Authority                        6.000        07/01/2044   102,512,810
-------------------------------------------------------------------------------------------------------------------
     5,000,000  Puerto Rico Aqueduct & Sewer Authority                        6.000        07/01/2044     5,168,800
-------------------------------------------------------------------------------------------------------------------
    55,650,000  Puerto Rico Aqueduct & Sewer Authority                        6.125        07/01/2024    62,188,319
-------------------------------------------------------------------------------------------------------------------
    56,685,000  Puerto Rico Children's Trust Fund (TASC)                      5.625        05/15/2043    47,620,502
-------------------------------------------------------------------------------------------------------------------
   168,500,000  Puerto Rico Children's Trust Fund (TASC)                      6.627(2)     05/15/2050     7,771,220
-------------------------------------------------------------------------------------------------------------------
   745,000,000  Puerto Rico Children's Trust Fund (TASC)                      7.165(2)     05/15/2055    18,371,700
-------------------------------------------------------------------------------------------------------------------
 3,519,880,000  Puerto Rico Children's Trust Fund (TASC)                      7.625(2)     05/15/2057    47,342,386
-------------------------------------------------------------------------------------------------------------------
 3,179,200,000  Puerto Rico Children's Trust Fund (TASC)                      8.375(2)     05/15/2057    35,924,960
-------------------------------------------------------------------------------------------------------------------
        20,000  Puerto Rico Commonwealth GO                                   5.000        07/01/2026        20,005
-------------------------------------------------------------------------------------------------------------------
     2,000,000  Puerto Rico Commonwealth GO                                   5.000        07/01/2033     1,929,160
-------------------------------------------------------------------------------------------------------------------
     4,430,000  Puerto Rico Commonwealth GO                                   5.000        07/01/2034     4,263,654
-------------------------------------------------------------------------------------------------------------------
     3,000,000  Puerto Rico Commonwealth GO                                   5.125        07/01/2031     2,981,340
-------------------------------------------------------------------------------------------------------------------
     2,200,000  Puerto Rico Commonwealth GO                                   5.250        07/01/2026     2,240,480
-------------------------------------------------------------------------------------------------------------------
     5,000,000  Puerto Rico Commonwealth GO                                   5.250        07/01/2027     5,057,150
-------------------------------------------------------------------------------------------------------------------
     2,920,000  Puerto Rico Commonwealth GO                                   5.250        07/01/2030     2,934,980
-------------------------------------------------------------------------------------------------------------------
    14,500,000  Puerto Rico Commonwealth GO                                   5.250        07/01/2031    14,552,345
-------------------------------------------------------------------------------------------------------------------
    10,230,000  Puerto Rico Commonwealth GO                                   5.250        07/01/2034    10,182,021
-------------------------------------------------------------------------------------------------------------------
    43,385,000  Puerto Rico Commonwealth GO                                   5.250        07/01/2037    42,748,542
-------------------------------------------------------------------------------------------------------------------

19 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

 Principal
   Amount                                                                 Coupon          Maturity         Value
----------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
----------------------------------------------------------------------------------------------------------------
$  5,000,000  Puerto Rico Commonwealth GO                                  5.375%       07/01/2033  $  5,027,650
----------------------------------------------------------------------------------------------------------------
   7,850,000  Puerto Rico Commonwealth GO                                  5.500        07/01/2029     8,236,691
----------------------------------------------------------------------------------------------------------------
  76,300,000  Puerto Rico Commonwealth GO                                  5.500        07/01/2032    77,474,257
----------------------------------------------------------------------------------------------------------------
  30,000,000  Puerto Rico Commonwealth GO                                  5.750        07/01/2036    30,980,400
----------------------------------------------------------------------------------------------------------------
   2,700,000  Puerto Rico Commonwealth GO                                  6.000        07/01/2035     2,840,130
----------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Commonwealth GO                                  6.500        07/01/2037     5,399,950
----------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Commonwealth GO                                  6.500        07/01/2040     5,479,800
----------------------------------------------------------------------------------------------------------------
  24,000,000  Puerto Rico Electric Power Authority, Series AAA             5.250        07/01/2027    24,875,520
----------------------------------------------------------------------------------------------------------------
  33,580,000  Puerto Rico Electric Power Authority, Series AAA             5.250        07/01/2028    34,562,215
----------------------------------------------------------------------------------------------------------------
  10,105,000  Puerto Rico Electric Power Authority, Series AAA             5.250        07/01/2029    10,328,219
----------------------------------------------------------------------------------------------------------------
   3,550,000  Puerto Rico Electric Power Authority, Series TT              5.000        07/01/2037     3,547,160
----------------------------------------------------------------------------------------------------------------
  60,000,000  Puerto Rico Electric Power Authority, Series UU              0.685(4)     07/01/2029    40,591,200
----------------------------------------------------------------------------------------------------------------
     170,000  Puerto Rico Electric Power Authority, Series WW              5.500        07/01/2038       174,757
----------------------------------------------------------------------------------------------------------------
      40,000  Puerto Rico HFC                                              5.100        12/01/2018        40,388
----------------------------------------------------------------------------------------------------------------
   9,515,000  Puerto Rico Highway & Transportation Authority               5.000        07/01/2028     9,487,502
----------------------------------------------------------------------------------------------------------------
   4,845,000  Puerto Rico Highway & Transportation Authority               5.250        07/01/2030     4,916,997
----------------------------------------------------------------------------------------------------------------
   3,100,000  Puerto Rico Highway & Transportation Authority               5.300        07/01/2035     3,107,254
----------------------------------------------------------------------------------------------------------------
   4,000,000  Puerto Rico Highway & Transportation Authority               5.500        07/01/2029     4,197,040
----------------------------------------------------------------------------------------------------------------
     270,000  Puerto Rico Highway & Transportation Authority               5.750        07/01/2020       285,352
----------------------------------------------------------------------------------------------------------------
  11,585,000  Puerto Rico Highway & Transportation Authority, Series G     5.000        07/01/2033    11,174,659
----------------------------------------------------------------------------------------------------------------
  28,870,000  Puerto Rico Highway & Transportation Authority, Series G     5.000        07/01/2042    26,960,250
----------------------------------------------------------------------------------------------------------------
   3,885,000  Puerto Rico Highway & Transportation Authority, Series H     5.450        07/01/2035     3,923,695
----------------------------------------------------------------------------------------------------------------
   6,500,000  Puerto Rico Highway & Transportation Authority, Series K     5.000        07/01/2027     6,505,005
----------------------------------------------------------------------------------------------------------------
   1,145,000  Puerto Rico Highway & Transportation Authority, Series K     5.000        07/01/2030     1,127,791
----------------------------------------------------------------------------------------------------------------
   2,600,000  Puerto Rico Highway & Transportation Authority, Series L     5.250        07/01/2023     2,731,404
----------------------------------------------------------------------------------------------------------------
     915,000  Puerto Rico Highway & Transportation Authority, Series L     5.250        07/01/2030       928,597
----------------------------------------------------------------------------------------------------------------
   6,795,000  Puerto Rico Highway & Transportation Authority, Series L     5.250        07/01/2041     6,629,610
----------------------------------------------------------------------------------------------------------------
  92,120,000  Puerto Rico Highway & Transportation Authority, Series M     5.000        07/01/2046    85,477,227
----------------------------------------------------------------------------------------------------------------
   3,190,000  Puerto Rico Highway & Transportation Authority, Series N     5.250        07/01/2032     3,199,761
----------------------------------------------------------------------------------------------------------------
  53,445,000  Puerto Rico Highway & Transportation Authority, Series N     5.250        07/01/2039    52,256,383
----------------------------------------------------------------------------------------------------------------
  25,255,000  Puerto Rico Infrastructure                                   5.000        07/01/2031    24,557,962
----------------------------------------------------------------------------------------------------------------
   6,000,000  Puerto Rico Infrastructure                                   5.000        07/01/2037     5,801,340
----------------------------------------------------------------------------------------------------------------
  31,490,000  Puerto Rico Infrastructure                                   5.000        07/01/2037    30,447,366
----------------------------------------------------------------------------------------------------------------
 175,645,000  Puerto Rico Infrastructure                                   5.000        07/01/2041   168,164,279
----------------------------------------------------------------------------------------------------------------
 132,890,000  Puerto Rico Infrastructure                                   5.000        07/01/2046   125,652,811
----------------------------------------------------------------------------------------------------------------
   1,295,000  Puerto Rico Infrastructure                                   5.500        07/01/2026     1,361,200
----------------------------------------------------------------------------------------------------------------
  15,000,000  Puerto Rico Infrastructure                                   5.500        07/01/2027    15,634,800
----------------------------------------------------------------------------------------------------------------
  16,955,000  Puerto Rico Infrastructure                                   5.650(2)     07/01/2029     5,597,524
----------------------------------------------------------------------------------------------------------------
  65,725,000  Puerto Rico Infrastructure                                   5.730(2)     07/01/2045     6,510,061
----------------------------------------------------------------------------------------------------------------
  25,000,000  Puerto Rico Infrastructure                                   5.800(2)     07/01/2032     6,434,500
----------------------------------------------------------------------------------------------------------------
   6,285,000  Puerto Rico ITEMECF (Ana G. Mendez University)               5.000        03/01/2036     5,455,569
----------------------------------------------------------------------------------------------------------------

20 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

 Principal
   Amount                                                                   Coupon          Maturity         Value
------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
------------------------------------------------------------------------------------------------------------------
$  1,575,000  Puerto Rico ITEMECF (Ana G. Mendez University)                 5.375%       12/01/2021  $  1,580,780
------------------------------------------------------------------------------------------------------------------
   5,750,000  Puerto Rico ITEMECF (Ana G. Mendez University)                 5.375        02/01/2029     5,377,228
------------------------------------------------------------------------------------------------------------------
   6,315,000  Puerto Rico ITEMECF (Ana G. Mendez University)                 5.500        12/01/2031     5,961,992
------------------------------------------------------------------------------------------------------------------
  23,000,000  Puerto Rico ITEMECF (Cogeneration Facilities)                  6.625        06/01/2026    22,998,850
------------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico ITEMECF (Hospital Auxilio Mutuo)                   6.250        07/01/2026     5,241,650
------------------------------------------------------------------------------------------------------------------
   1,565,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)                  6.600        05/01/2014     1,549,100
------------------------------------------------------------------------------------------------------------------
   5,250,000  Puerto Rico ITEMECF (Ryder Memorial Hospital)                  6.700        05/01/2024     4,480,770
------------------------------------------------------------------------------------------------------------------
   7,000,000  Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)    5.750        06/01/2029     5,000,310
------------------------------------------------------------------------------------------------------------------
     500,000  Puerto Rico ITEMECF (University of the Sacred Heart)           5.250        09/01/2021       500,350
------------------------------------------------------------------------------------------------------------------
   8,000,000  Puerto Rico ITEMECF (University of the Sacred Heart)           5.250        09/01/2031     7,999,760
------------------------------------------------------------------------------------------------------------------
   3,000,000  Puerto Rico ITEMECF (University Plaza)                         5.000        07/01/2033     2,867,580
------------------------------------------------------------------------------------------------------------------
   4,990,000  Puerto Rico Municipal Finance Agency, Series A                 5.250        08/01/2025     5,054,421
------------------------------------------------------------------------------------------------------------------
   4,975,000  Puerto Rico Port Authority (American Airlines), Series A       6.250        06/01/2026     4,096,266
------------------------------------------------------------------------------------------------------------------
   6,395,000  Puerto Rico Port Authority (American Airlines), Series A       6.300        06/01/2023     5,424,239
------------------------------------------------------------------------------------------------------------------
  90,355,000  Puerto Rico Public Buildings Authority                         5.000        07/01/2036    87,420,270
------------------------------------------------------------------------------------------------------------------
   7,500,000  Puerto Rico Public Buildings Authority                         5.000        07/01/2037     7,251,675
------------------------------------------------------------------------------------------------------------------
  18,585,000  Puerto Rico Public Buildings Authority                         5.250        07/01/2029    18,599,868
------------------------------------------------------------------------------------------------------------------
 121,570,000  Puerto Rico Public Buildings Authority                         5.250        07/01/2033   121,606,471
------------------------------------------------------------------------------------------------------------------
     120,000  Puerto Rico Public Buildings Authority                         5.375        07/01/2033       120,112
------------------------------------------------------------------------------------------------------------------
   1,215,000  Puerto Rico Public Buildings Authority                         5.875        07/01/2039     1,240,576
------------------------------------------------------------------------------------------------------------------
   8,450,000  Puerto Rico Public Buildings Authority                         6.000        07/01/2041     8,800,422
------------------------------------------------------------------------------------------------------------------
   1,500,000  Puerto Rico Public Buildings Authority                         6.250        07/01/2021     1,697,025
------------------------------------------------------------------------------------------------------------------
   7,500,000  Puerto Rico Public Buildings Authority                         6.250        07/01/2031     8,429,400
------------------------------------------------------------------------------------------------------------------
   8,000,000  Puerto Rico Public Buildings Authority                         6.500        07/01/2030     8,714,400
------------------------------------------------------------------------------------------------------------------
   7,500,000  Puerto Rico Public Buildings Authority                         6.750        07/01/2036     8,470,425
------------------------------------------------------------------------------------------------------------------
 296,445,000  Puerto Rico Sales Tax Financing Corp., Series A(3)             5.250        08/01/2057   307,250,967
------------------------------------------------------------------------------------------------------------------
 643,700,000  Puerto Rico Sales Tax Financing Corp., Series A                5.401(2)     08/01/2054    46,204,786
------------------------------------------------------------------------------------------------------------------
 221,800,000  Puerto Rico Sales Tax Financing Corp., Series A                5.939(2)     08/01/2056    14,059,902
------------------------------------------------------------------------------------------------------------------
  30,000,000  Puerto Rico Sales Tax Financing Corp., Series A                6.500(2)     08/01/2042     4,846,500
------------------------------------------------------------------------------------------------------------------
   5,775,000  Puerto Rico Sales Tax Financing Corp., Series A                6.500        08/01/2044     6,534,239
------------------------------------------------------------------------------------------------------------------
  80,000,000  Puerto Rico Sales Tax Financing Corp., Series A                6.504(2)     08/01/2043    12,132,800
------------------------------------------------------------------------------------------------------------------
  35,000,000  Puerto Rico Sales Tax Financing Corp., Series C                0.000(8)     08/01/2032    31,131,800
------------------------------------------------------------------------------------------------------------------
   2,500,000  Puerto Rico Sales Tax Financing Corp., Series C                5.250        08/01/2041     2,570,100
------------------------------------------------------------------------------------------------------------------
   4,000,000  Puerto Rico Sales Tax Financing Corp., Series C                5.375        08/01/2036     4,165,240
------------------------------------------------------------------------------------------------------------------
  95,245,000  Puerto Rico Sales Tax Financing Corp., Series C(3)             5.750        08/01/2057   103,218,262
------------------------------------------------------------------------------------------------------------------
   1,450,000  Puerto Rico Sales Tax Financing Corp., Series C                6.000        08/01/2039     1,582,733
------------------------------------------------------------------------------------------------------------------
   4,525,000  University of Puerto Rico                                      5.000        06/01/2026     4,538,711
------------------------------------------------------------------------------------------------------------------
   5,280,000  University of Puerto Rico, Series P                            5.000        06/01/2030     5,132,899
------------------------------------------------------------------------------------------------------------------
  24,375,000  University of Puerto Rico, Series Q                            5.000        06/01/2030    23,695,913
------------------------------------------------------------------------------------------------------------------
  65,780,000  University of Puerto Rico, Series Q                            5.000        06/01/2036    62,771,881
------------------------------------------------------------------------------------------------------------------
   9,230,000  University of V.I., Series A                                   5.375        06/01/2034    10,557,274
------------------------------------------------------------------------------------------------------------------
   3,650,000  V.I. Government Refinery Facilities (Hovensa Coker)            6.500        07/01/2021     3,655,548
------------------------------------------------------------------------------------------------------------------
      10,000  V.I. HFA, Series A                                             6.450        03/01/2016        10,020
------------------------------------------------------------------------------------------------------------------
  19,233,000  V.I. Public Finance Authority (Hovensa Coker)                  6.500        07/01/2021    19,259,926
------------------------------------------------------------------------------------------------------------------
  11,700,000  V.I. Public Finance Authority (Hovensa Refinery)               5.875        07/01/2022    11,187,072
------------------------------------------------------------------------------------------------------------------
   8,000,000  V.I. Public Finance Authority (Hovensa Refinery)               6.125        07/01/2022     7,802,640
------------------------------------------------------------------------------------------------------------------

21 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

Principal
Amount                                                  Coupon          Maturity    Value
---------------------------------------------------------------------------------------------------
U.S. Possessions Continued
---------------------------------------------------------------------------------------------------
$     750,000  V.I. Public Finance Authority, Series A     5.250%       10/01/2024  $       763,320
---------------------------------------------------------------------------------------------------
   11,100,000  V.I. Tobacco Settlement Financing Corp.     7.300(2)     05/15/2035        1,334,775
                                                                                    ---------------
                                                                                      2,516,183,243
---------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $9,106,863,636)-112.5%                              8,407,136,189
---------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets-(12.5)                                          (932,259,801)
                                                                                    ---------------
Net Assets-100.0%                                                                   $ 7,474,876,388
                                                                                    ===============

Footnotes to Statement of Investments

1. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. When-issued security or delayed delivery to be delivered and settled after September 30, 2011. See accompanying Notes.

6. Security is subject to a shortfall and forbearance agreement. See accompanying Notes.

7. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of September 30, 2011 based on valuation input level

                                                                                     LEVEL 3-
                                LEVEL 1-                    LEVEL 2-              SIGNIFICANT
                                UNADJUSTED         OTHER SIGNIFICANT             UNOBSERVABLE
                                QUOTED PRICES      OBSERVABLE INPUTS                    INPUTS   VALUE
---------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  New York                      $             -  $       5,890,727,870      $      225,076      $ 5,890,952,946
  U.S. Possessions                            -          2,516,183,243                   -        2,516,183,243
                                -------------------------------------------------------------------------------
Total Assets                    $             -  $       8,406,911,113      $      225,076      $ 8,407,136,189
                                -------------------------------------------------------------------------------

22 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS       Assoc. for Children with Down Syndrome
ACLD       Adults and Children with Learning and Developmental Disabilities
ADD        Aid to the Developmentally Disabled
ALIA       Alliance of Long Island Agencies
ARC        Assoc. of Retarded Citizens
CCRC       Continuing Care Retirement Community
CFGA       Child and Family Guidance Assoc.
CHSLI      Catholic Health Services of Long Island
CNGCS      Central Nassau Guidance and Counseling Services
COP        Certificates of Participation
CRV        Crystal Run Village
CSMR       Community Services for the Mentally Retarded
DA         Dormitory Authority
DDI        Developmental Disabilities Institute
DRIVERS    Derivative Inverse Tax Exempt Receipts
EDC        Economic Devel. Corp.
EFC        Environmental Facilities Corp.
ERDA       Energy Research and Devel. Authority
FREE       Family Residences and Essential Enterprises
GJSR       Gurwin Jewish Senior Residences
GO         General Obligation
GSHMC      Good Samaritan Hospital Medical Center
HDC        Housing Devel. Corp.
HFA        Housing Finance Agency
HFC        Housing Finance Corp.
HH         Harmony Heights, Inc.
HHS        Harmony Heights School
IDA        Industrial Devel. Agency
IGHL       Independent Group Home for Living
ITEMECF    Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM       Julia Dyckman Andrus Memorial
JFK        John Fitzgerald Kennedy
L.I.       Long Island
LGSC       Local Government Services Corp.
LIHIA      Long Island Head Injury Assoc.
LILCO      Long Island Lighting Corp.
LVH        Little Village House
MCH        Maryhaven Center of Hope
MMC        Mercy Medical Center
MTA        Metropolitan Transportation Authority
NY/NJ      New York/New Jersey
NYC        New York City
NYS        New York State
NYU        New York University
PSCH       Professional Service Centers for the Handicapped, Inc.
RIBS       Residual Interest Bonds
ROLs       Residual Option Longs

23 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

Res Rec    Resource Recovery Facility
SCHRC      St. Charles Hospital and Rehabilitation Center
SCSB       Schuyler Community Services Board
SFH        St. Francis Hospital
SFTU       Services for the Underserved
SMCFS      St. Mary's Children and Family Services
SONYMA     State of New York Mortgage Agency
SUNY       State University of New York
TASC       Tobacco Settlement Asset-Backed Bonds
TFABs      Tobacco Flexible Amortization Bonds
UBF        University of Buffalo Foundation
UCPAGS     United Cerebral Palsy Assoc. of Greater Suffolk
UDC        Urban Devel. Corp.
UVBH       United Veteran's Beacon House
V.I.       United States Virgin Islands
WORCA      Working Organization for Retarded Children and Adults
YAI        Young Adult Institute
YMCA       Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

24 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                                        WHEN-ISSUED OR DELAYED DELIVERY
                                        BASIS TRANSACTIONS
--------------------                    --------------------------------
Purchased securities                    $                     30,727,834

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,063,630,000 as of September 30, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of

25 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At September 30, 2011, municipal bond holdings with a value of $1,778,874,730 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,063,630,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At September 30, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL AMOUNT   INVERSE FLOATER(1)                COUPON RATE (2)    MATURITY DATE     VALUE
-----------------  --------------------------------  ---------------    -------------  ------------
$      23,960,000  NY Austin Trust
                   Various States Inverse
                   Certificates                               7.902%          11/1/38  $ 23,937,239
       16,400,000  NY Austin Trust Various
                   States Inverse Certificates               11.745            7/1/48    19,307,556
       31,175,000  NY Liberty Devel. Corp.
                   (One Bryant Park) ROLs(3)                 10.666           1/15/46    35,136,096
        7,500,000  NY Liberty Devel.
                   Corp. ROLs(3)                              9.712           1/15/44     7,942,950
        8,770,000  NY MTA ROLs(3)                            19.842          11/15/30     9,268,750
        6,615,000  NY Triborough Bridge &
                   Tunnel Authority ROLs(3)                  21.448            1/1/27     6,918,959
       15,660,000  NY/NJ Port Authority Austin
                   Trust Inverse Certificates                 7.432           12/1/27    16,403,537
        7,700,000  NY/NJ Port Authority Austin
                   Trust Inverse Certificates                 7.013           12/1/34     7,748,741
       23,955,000  NY/NJ Port Authority Austin
                   Trust Inverse Certificates                 9.203           10/1/30    25,621,789
        5,605,000  NYC GO DRIVERS                            10.200           12/1/33     5,965,682
        5,460,000  NYC GO DRIVERS                             9.262            8/1/30     5,903,352
        2,430,000  NYC GO DRIVERS                            10.200            8/1/35     2,622,675
        5,745,000  NYC GO DRIVERS                            10.199            3/1/35     6,154,619
        5,000,000  NYC GO ROLs                               18.972            3/1/21     8,457,600
        2,165,000  NYC HDC (Multifamily
                   Hsg.) DRIVERS                             15.304           11/1/42     2,195,851
          920,000  NYC HDC (Multifamily
                   Hsg.) DRIVERS                             13.255           11/1/26       959,054
          810,000  NYC HDC (Multifamily
                   Hsg.) DRIVERS                             13.629           11/1/27       856,923
        1,000,000  NYC HDC (Multifamily
                   Hsg.) DRIVERS                             13.679           11/1/32     1,041,580
        1,165,000  NYC HDC (Multifamily
                   Hsg.) DRIVERS                             13.317           11/1/37     1,177,652
        1,560,000  NYC HDC (Multifamily
                   Hsg.) DRIVERS                             13.465           11/1/39     1,566,646
        2,790,000  NYC HDC (Multifamily
                   Hsg.) DRIVERS                             13.671            5/1/40     2,835,533
          775,000  NYC HDC (Multifamily
                   Hsg.) DRIVERS(3)                          19.688           11/1/34       922,529
          710,000  NYC HDC (Multifamily
                   Hsg.) DRIVERS(3)                          19.951           11/1/39       860,577
        2,730,000  NYC HDC (Multifamily
                   Hsg.) DRIVERS(3)                          20.540           11/1/46     3,310,616
        2,680,000  NYC HDC (Multifamily
                   Hsg.) DRIVERS                             13.898           11/1/40     2,766,912
        3,955,000  NYC HDC (Multifamily
                   Hsg.) ROLs(3)                             16.438           11/1/30     4,217,177
       11,830,000  NYC Hsg. Devel. Corp.
                   (Multifamily Hsg.) ROLs(3)                12.898            5/1/49    12,240,028
        4,935,000  NYC Municipal Water Finance
                   Authority ROLs                            18.238           6/15/39     5,702,689
        8,205,000  NYS DA (Memorial Sloan-
                   Kettering) DRIVERS                        10.199            7/1/35     8,909,153

26 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

PRINCIPAL AMOUNT   INVERSE FLOATER(1)                COUPON RATE (2)    MATURITY DATE         VALUE
-----------------  --------------------------------  ---------------    -------------  ------------
 5,265,000         NYS DA (Vassar College) DRIVERS           10.196            7/1/46     5,777,179
 3,410,000         NYS HFA ROLs(3)                           14.893           11/1/45     3,554,755
 3,750,000         Port Authority NY/NJ ROLs(3)              21.833           9/15/28     5,547,300
 4,895,000         Port Authority NY/NJ,
                   11588th Series ROLs                       16.649          10/15/27     5,648,928
 3,580,000         Port Authority NY/NJ,
                   11588th Series ROLs                       15.721          10/15/28     3,926,580
 5,500,000         Port Authority NY/NJ,
                   11588th Series ROLs                       16.658          10/15/32     6,117,705
 9,090,000         Port Authority NY/NJ,
                   11589th Series ROLs                       12.331            9/1/29     9,191,172
11,880,000         Port Authority NY/NJ,
                   136th Series DRIVERS                       8.202           11/1/28    12,732,271
11,430,000         Port Authority NY/NJ,
                   136th Series DRIVERS                      10.201           11/1/29    12,472,873
11,015,000         Port Authority NY/NJ,
                   136th Series DRIVERS                      13.711            5/1/34    11,966,035
13,000,000         Port Authority NY/NJ,
                   138th Series DRIVERS                       8.687           12/1/34    13,590,200
24,005,000         Port Authority NY/NJ,
                   151st Series DRIVERS                      15.616           3/15/35    31,101,358
 4,570,000         Port Authority NY/NJ,
                   152nd Series DRIVERS                      14.108            5/1/38     5,225,475
10,755,000         Port Authority NY/NJ,
                   166th Series                               9.310           1/15/41    12,452,892
20,000,000         Port Authority NY/NJ,
                   3090th Series DRIVERS                      9.708           11/1/35    22,287,200
 7,500,000         Port Authority NY/NJ,
                   3114th Series DRIVERS                     15.634           11/1/30    10,005,375
30,970,000         Port Authority NY/NJ,
                   3114th Series DRIVERS                      9.708           11/1/35    34,511,729
 3,335,000         Port Authority NY/NJ,
                   3115th Series DRIVERS                     15.627           3/15/35     4,320,893
 7,500,000         Port Authority NY/NJ,
                   3249th Series ROLs(3)                      9.906           7/15/36     9,306,900
 7,650,000         Port Authority NY/NJ,
                   3264th Series ROLs(3)                      9.399          10/15/31     9,094,779
10,125,000         Port Authority NY/NJ,
                   3266th Series(3)                           9.409           7/15/39    11,682,428
25,330,000         Port Authority NY/NJ,
                   37th Series DRIVERS                        9.698           7/15/34    27,321,445
 4,750,000         Puerto Rico Aqueduct &
                   Sewer Authority ROLs(3)                   18.165            7/1/47     5,172,560
15,000,000         Puerto Rico Aqueduct &
                   Sewer Authority ROLs                       9.562            7/1/47    15,667,200
74,115,000         Puerto Rico Sales Tax
                   Financing Corp. ROLs(3)                   18.821            8/1/57    84,920,967
23,815,000         Puerto Rico Sales Tax
                   Financing Corp. ROLs(3)                   20.996            8/1/57    31,788,262
18,135,000         SONYMA ROLs(3)                             7.675           10/1/34    18,189,042
 5,210,000         SONYMA ROLs(3)                            14.342            4/1/29     5,215,783
 3,040,000         SONYMA ROLs(3)                            14.406            4/1/29     3,042,645
 3,365,000         SONYMA ROLs(3)                            14.714            4/1/29     3,368,735
 7,635,000         SONYMA ROLs(3)                            14.307            4/1/34     7,652,408
 7,965,000         SONYMA ROLs(3)                            14.439           10/1/28     7,972,885
 3,175,000         SONYMA ROLs(3)                            13.670           10/1/26     3,266,821
 5,675,000         SONYMA ROLs(3)                             9.085           10/1/37     5,584,314
11,500,000         SONYMA ROLs(3)                             8.697           10/1/31    11,162,820
 9,880,000         SONYMA ROLs(3)                             8.790           10/1/37     8,794,781
 1,685,000         SONYMA, Series 145 DRIVERS                 9.189           10/1/37     1,733,225
   650,000         SONYMA, Series 148 DRIVERS                 9.280           10/1/27       689,312
 2,125,000         SONYMA, Series 148 DRIVERS                 9.361           10/1/32     2,235,033
                                                                                       ------------
                                                                                       $715,244,730
                                                                                       ============

----------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the

27 | Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $591,290,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 30, 2011 is as follows:

Cost                               $18,773,134
Market Value                       $13,908,695
Market Value as a % of Net Assets         0.19%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 8,090,261,095(1)
                                  ===============
Gross unrealized appreciation     $   291,340,170
Gross unrealized depreciation      (1,055,150,398)
                                  ---------------
Net unrealized depreciation       $  (763,810,228)
                                  ===============

----------
1. The Federal tax cost of securities does not include cost of $1,080,685,322, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

28 | Rochester Fund Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals

By: /s/ William F. Glavin, Jr.
    ---------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/9/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ---------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/9/2011

By: /s/ Brian W. Wixted
    ---------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 11/9/2011